Spartan®

New York Municipal
Funds

and

Fidelity®
New York Municipal
Money Market Fund

Annual Report

January 31, 2002

(2_fidelity_logos)(Registered_Trademark)

Contents

President's Message	<Click Here>	Ned Johnson on investing strategies
Spartan New York Municipal Income Fund
	<Click Here>	Performance
	<Click Here>	Fund Talk: The Manager's Overview
	<Click Here>	Investment Changes
	<Click Here>	Investments
	<Click Here>	Financial Statements
Spartan New York Municipal Money Market Fund
	<Click Here>	Performance
	<Click Here>	Fund Talk: The Manager's Overview
	<Click Here>	Investment Changes
	<Click Here>	Investments
	<Click Here>	Financial Statements
Fidelity New York Municipal Money Market Fund
	<Click Here>	Performance
	<Click Here>	Fund Talk: The Manager's Overview
	<Click Here>	Investment Changes
	<Click Here>	Investments
	<Click Here>	Financial Statements
Notes	<Click Here>	Notes to the financial statements
Independent Auditors' Report	<Click Here>	The auditors' opinion
Trustees and Officers	<Click Here>
Proxy Voting Results	<Click Here>

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

(Recycle graphic)   This report is printed on recycled paper using soy-based inks.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the funds. This report is not authorized for distribution to prospective investors in the funds unless preceded or accompanied by an effective prospectus.

Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested.

Neither the funds nor Fidelity Distributors Corporation is a bank.

For more information on any Fidelity fund, including charges and expenses, call 1-800-544-6666 for a free prospectus. Read it carefully before you invest or send money.

Annual Report

President's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

After three consecutive months of steady buying, equity investors took a breather in the first month of the New Year to assess the degree of any real economic turnaround. As a result, most major stock market benchmarks declined - albeit slightly - for the first time since September 2001. Investor uncertainty gave a boost to the fixed-income markets in January, as nearly all categories of investment-grade bonds rebounded from their fourth-quarter lull.

While it's impossible to predict the future direction of the markets with any degree of certainty, there are certain basic principles that can help investors plan for their future needs.

The longer your investment time frame, the less likely it is that you will be affected by short-term market volatility. A 10-year investment horizon appropriate for saving for a college education, for example, enables you to weather market cycles in a long-term fund, which may have a higher risk potential, but also has a higher potential rate of return.

An intermediate-length fund could make sense if your investment horizon is two to four years, while a short-term bond fund could be the right choice if you need your money in one or two years.

If your time horizon is less than a year, you might want to consider moving some of your bond investment into a money market fund. These funds seek income and a stable share price by investing in high-quality, short-term investments. Of course, it's important to remember that an investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although money market funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in these types of funds.

Finally, no matter what your time horizon or portfolio diversity, it makes good sense to follow a regular investment plan, investing a certain amount of money in a fund at the same time each month or quarter and periodically reviewing your overall portfolio. By doing so, you won't get caught up in the excitement of a rapidly rising market, nor will you buy all your shares at market highs. While this strategy - known as dollar cost averaging - won't assure a profit or protect you from a loss in a declining market, it should help you lower the average cost of your purchases. Of course, you should consider your financial ability to continue your purchases through periods of low price levels before undertaking such a strategy.

If you have questions, please call us at 1-800-544-6666, or visit our web site at www.fidelity.com. We are available 24 hours a day, seven days a week to provide you the information you need to make the investments that are right for you.

Best regards,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Annual Report

Spartan New York Municipal Income Fund

Performance: The Bottom Line

There are several ways to evaluate historical performance. You can look at the total percentage change in value, the average annual percentage change, or the growth of a hypothetical $10,000 investment. Total return reflects the change in value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). You can also look at the fund's income, as reflected in its yield, to measure performance. If Fidelity had not reimbursed certain fund expenses, the past five year and past 10 year total returns would have been lower.

Cumulative Total Returns

Periods ended January 31, 2002	Past 1 year	Past 5 years	Past 10 years
Spartan® NY Municipal Income	5.60%	35.26%	91.86%
LB New York 4 Plus Year Municipal Bond	5.70%	38.46%	n/a*
New York Municipal Debt Funds Average	4.66%	28.91%	79.43%

Cumulative total returns show the fund's performance in percentage terms over a set period - in this case, one year, five years or 10 years. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare the fund's returns to the performance of the Lehman Brothers ® New York 4 Plus Year Municipal Bond Index - a market value-weighted index of New York investment-grade municipal bonds with maturities of four years or more. To measure how the fund's performance stacked up against its peers, you can compare it to the New York municipal debt funds average, which reflects the performance of mutual funds with similar objectives tracked by Lipper Inc. The past one year average represents a peer group of 104 mutual funds. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effect of sales charges.

Average Annual Total Returns

Periods ended January 31, 2002	Past 1 year	Past 5 years	Past 10 years
Spartan NY Municipal Income	5.60%	6.23%	6.73%
LB New York 4 Plus Year Municipal Bond	5.70%	6.73%	n/a*
New York Municipal Debt Funds Average	4.66%	5.17%	5.94%

Average annual total returns take the fund's cumulative return and show you what would have happened if the fund had performed at a constant rate each year. (Note: Lipper calculates average annual total returns by annualizing each fund's total return, then taking an arithmetic average. This may produce a different figure than that obtained by averaging the cumulative total returns and annualizing the result.)

* Not available

Annual Report

Spartan New York Municipal Income Fund
Performance - continued

$10,000 Over 10 Years

$10,000 Over 10 Years: Let's say hypothetically that $10,000 was invested in Spartan® New York Municipal Income Fund on January 31, 1992. As the chart shows, by January 31, 2002, the value of the investment would have grown to $19,186 - a 91.86% increase on the initial investment. For comparison, look at how the Lehman Brothers Municipal Bond Index - a market value-weighted index of investment-grade municipal bonds with maturities of one year or more - did over the same period. With dividends reinvested, the same $10,000 would have grown to $19,288 - a 92.88% increase.

The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Understanding
Performance

How a fund did yesterday is no guarantee of how it will do tomorrow. Bond prices, for example, generally move in the opposite direction of interest rates. In turn, the share price, return and yield of a fund that invests in bonds will vary. That means if you sell your shares during a market downturn, you might lose money. But if you can ride out the market's ups and downs, you may have a gain.

3

Annual Report

Spartan New York Municipal Income Fund
Performance - continued

Total Return Components

	Years ended January 31,
	2002	2001	2000	1999	1998
Dividend returns	4.66%	5.48%	4.44%	4.81%	5.36%
Capital returns	0.94%	8.86%	-9.47%	1.64%	5.46%
Total returns	5.60%	14.34%	-5.03%	6.45%	10.82%

Total return components include both dividend returns and capital returns. A dividend return reflects the actual dividends paid by the fund. A capital return reflects both the amount paid by the fund to shareholders as capital gain distributions and changes in the fund's share price. Both returns assume the dividends or capital gains, if any, paid by the fund are reinvested.

Dividends and Yield

Periods ended January 31, 2002	Past 1 month	Past 6 months	Past 1 year
Dividends per share	4.96¢	28.99¢	58.13¢
Annualized dividend rate	4.53%	4.44%	4.52%
30-day annualized yield	4.00%	-	-
30-day annualized tax-equivalent yield	6.87%	-	-

Dividends per share show the income paid by the fund for a set period. If you annualize this number, based on an average share price of $12.88 over the past one month, $12.94 over the past six months and $12.87 over the past one year, you can compare the fund's income over these three periods. The 30-day annualized yield is a standard formula for all bond funds based on the yields of the bonds in the fund, averaged over the past 30 days. This figure shows you the yield characteristics of the fund's investments at the end of the period. It also helps you compare funds from different companies on an equal basis. The tax-equivalent yield shows what you would have to earn on a taxable investment to equal the fund's tax-free yield, if you're in the 41.82% combined effective federal, state and New York City tax bracket, but does not reflect the payment of the federal alternative minimum tax, if applicable.

Annual Report

Spartan New York Municipal Income Fund

Fund Talk: The Manager's Overview

Market Recap

The municipal bond market enjoyed fairly steady performance throughout the 12-month period ending January 31, 2002, riding out some mild volatility on occasion to return 5.90% for the year, according to the Lehman Brothers® Municipal Bond Index, which measures the performance of approximately 40,000 investment-grade, fixed-rate, tax-exempt bonds. The unprecedented number of interest-rate reductions during 2001 was mostly a positive for muni bond investors. The Fed slashed rates 11 times during the year, lowering the fed funds target rate from 6.50% to 1.75%. Muni bonds - as most bonds do - typically perform well in a falling rate environment. Munis also benefited as a haven from stormy equity markets and from their attractively high tax-adjusted yields. But municipal bonds did struggle at times. The tragic events of September 11 resulted in a rush to the security of Treasuries in the weeks that followed. Recovery bonds issued by the state and city of New York added volume to an already supply-heavy muni market, which further tempered their performance. Investors also grew wary when it became apparent that the Fed had lowered rates about as much as they could. While these conditions caused a slight decline in muni prices, the securities held relatively steady and, in fact, outperformed all categories of investment-grade bonds in the final three months of the one-year period.

(Portfolio Manager photograph)
An interview with George Fischer, Portfolio Manager of Spartan New York Municipal Income Fund

Q. How did the fund perform, George?

A. For the 12-month period that ended January 31, 2002, the fund had a total return of 5.60%. To get a sense of how the fund did relative to its competitors, the New York municipal debt funds average returned 4.66% for the same 12-month period, according to Lipper Inc. Additionally, the Lehman Brothers New York 4 Plus Year Municipal Bond Index, which tracks the types of securities in which the fund invests, returned 5.70%.

Q. What helped the fund outpace its Lipper peer group average during the past year?

A. It really came down to a pretty straightforward formula of investing in stronger issuers and sectors and generally avoiding, or underweighting, the weaker ones. For example, I remained cautious in my approach to credit quality, keeping the majority of the fund's stake in higher-rated bonds. As of January 31, 2002, nearly 93% of the fund's investments were in investment-grade bonds rated A or higher by Moody's Investors Service or Standard & Poor's®. In addition, about two-thirds of the fund's investments were insured, meaning their principal and interest payments, but not their prices, were guaranteed by a municipal insurer. High-quality and insured bonds outpaced below-investment-grade and uninsured bonds, which came under significant pressure in response to the weak economy and the tragic events of September 11.

Annual Report

Spartan New York Municipal Income Fund
Fund Talk: The Manager's Overview - continued

Q. What other strategies helped performance?

A. Throughout the past year, I maintained a very cautious approach to bonds issued by New York City, keeping the fund's exposure to them small compared to the overall New York municipal market. My original reasons for taking this defensive approach had to do with the slowdown of the national and local economies, as well as the stock market sell-off, all of which cut into revenues associated with income and business taxes. Following September 11, it became undeniable that New York City would be confronted with the dual challenges of increased spending and declining revenues for many years to come. So I looked for bonds that provided more of a cushion against those events, keeping a relatively large stake in bonds issued by entities that provide essential services, such as transportation, water and electricity. Because their revenues come from economically resilient fees, rather than economically sensitive taxes, bonds issued by these essential service providers were in strong demand throughout most of the year and performed relatively well as a result.

Q. Were there any disappointments?

A. Yes, there were. Bonds issued by the Port Authority of New York came under fairly intense pressure after September 11. That said, the fund's holdings in them were small relative to the overall market.

Q. Interest rates and municipal bond yields dropped sharply through most of the year, but spiked significantly higher in the final months of the period. What strategy did you use amid this volatility?

A. In keeping with Fidelity's approach, I managed the fund so that its interest rate sensitivity was in line with the New York municipal market overall. Having too much or too little sensitivity at the wrong time could have undercut returns. Rather than speculate about the direction of interest rates, I emphasized factors over which I have more control, such as security selection.

Q. What's ahead for the New York municipal market?

A. At the end of the period, the municipal bond market was priced such that investors expected an economic rebound and higher interest rates in 2002. Whether that turns out to be the case remains uncertain, as does the strength of any potential rebound. A sharp economic upturn could mean that rates move higher, although continued weakness could mean that rates stabilize.

Q. Given that outlook, what are your plans for the fund?

A. A key factor I'll be watching is credit quality. Municipal issuers in New York join their many counterparts across the rest of the country in having to wrestle with the effects of a slowing economy, rising costs and reduced tax receipts. New Yorkers have proven time and time again that they are resilient, and I'm optimistic that rebuilding efforts will ultimately succeed. But over the near term, I plan to remain very cautious with regard to credit quality.

Annual Report

Spartan New York Municipal Income Fund
Fund Talk: The Manager's Overview - continued

The views expressed in this report reflect those of the portfolio manager only through the end of the period of the report as stated on the cover and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Fund Facts

Goal: seeks a high level of current income exempt from federal and New York State and City income taxes

Fund number: 071

Trading symbol: FTFMX

Start date: July 10, 1984

Size: as of January 31, 2002, more than $1.3 billion

Manager: George Fischer, since 2000; manager, various Fidelity and Spartan municipal income funds; joined Fidelity in 1989

3

George Fischer on New York's credit quality:

"It goes without saying that the past year has been a difficult one for New York. The weakened national economy during 2001 resulted in a sharp drop in tax revenues for many issuers across the state, particularly the state government and New York City. At the same time, increased spending pressure in the areas of health care, public assistance, security and public safety put additional stress on issuers. New York City, which already had come under pressure as the financial services industry went into a slump, faced a whole new set of revenue and spending challenges resulting from the events of September 11. Deteriorating revenues and rising expenditures prompted Moody's, one of the major municipal bond credit rating agencies, to recently downgrade the outlook, but not the credit rating, of New York City, although the state's credit outlook so far has remained unchanged. There are no quick fixes for New York City's challenges, and its government leaders will be confronted with some tough choices for years to come in their efforts to rebuild and put the city's finances on firm footing. Since New York City's economic activity represents about two-thirds of the state's economy, its problems are having a ripple effect on the state as well. I'll be keeping close watch on credit-quality-related developments, but, for now, plan to maintain a cautious approach to bonds issued by the city and state."

Annual Report

Spartan New York Municipal Income Fund

Investment Changes

Top Five Sectors as of January 31, 2002
	% of fund's net assets	% of fund's net assets 6 months ago
General Obligations	29.1	29.6
Transportation	20.9	21.0
Special Tax	15.2	14.9
Water & Sewer	9.4	9.1
Electric Utilities	8.1	6.8
Average Years to Maturity as of January 31, 2002
		6 months ago
Years	14.9	15.2
Average years to maturity is based on the average time remaining until principal payments are expected from each of the fund's bonds, weighted by dollar amount.
Duration as of January 31, 2002
6 months ago
Years	7.0	7.0

Duration shows how much a bond fund's price fluctuates with changes in comparable interest rates. If rates rise 1%, for example, a fund with a five-year duration is likely to lose about 5% of its value. Other factors also can influence a bond fund's performance and share price. Accordingly, a bond fund's actual performance may differ from this example.

Quality Diversification (Moody's Ratings)
As of January 31, 2002	As of July 31, 2001
Aaa 49.3%	Aaa 48.5%
Aa, A 43.2%	Aa, A 45.5%
Baa 5.7%	Baa 6.0%
Not Rated 0.3%	Not Rated 0.0%
Short-term Investments 1.5%	Short-term Investments 0.0%

Where Moody's ratings are not available, we have used S&P ® ratings. Amounts shown are as a percentage of the fund's investments.

Annual Report

Spartan New York Municipal Income Fund

Investments January 31, 2002

Showing Percentage of Net Assets

Municipal Bonds - 97.3%
Moody's Ratings (unaudited) (a)		Principal Amount	Value (Note 1)
New York - 93.0%
Albany County Gen. Oblig. 5.85% 6/1/13 (FGIC Insured)	Aaa	$ 1,275,000	$ 1,357,633
Albany Indl. Dev. Agcy. Civic Facility Rev. (Saint Rose Proj.) Series A:
5% 7/1/09 (AMBAC Insured)	Aaa	500,000	529,485
5% 7/1/10 (AMBAC Insured)	Aaa	600,000	635,544
5% 7/1/11 (AMBAC Insured)	Aaa	500,000	528,580
5.5% 7/1/21 (AMBAC Insured)	Aaa	2,300,000	2,403,983
Buffalo Gen. Oblig. Series 2001 C:
5% 12/1/07 (FGIC Insured)	Aaa	1,010,000	1,079,074
5% 12/1/08 (FGIC Insured)	Aaa	1,030,000	1,098,495
5% 12/1/09 (FGIC Insured)	Aaa	1,840,000	1,949,995
5% 12/1/10 (FGIC Insured)	Aaa	1,840,000	1,941,016
5% 12/1/11 (FGIC Insured)	Aaa	1,820,000	1,914,331
Buffalo Swr. Auth. Rev. (Swr. Sys. Proj.) Series G, 5% 7/1/12 (FGIC Insured)	Aaa	2,700,000	2,726,865
Cherry Valley Springfield Central School District:
7.8% 5/1/14 (MBIA Insured)	Aaa	435,000	571,277
7.8% 5/1/15 (MBIA Insured)	Aaa	435,000	573,852
7.8% 5/1/16 (MBIA Insured)	Aaa	435,000	578,659
7.8% 5/1/17 (MBIA Insured)	Aaa	435,000	579,972
7.8% 5/1/18 (MBIA Insured)	Aaa	434,000	582,059
Dutchess County Indl. Dev. Agcy. Civic Facility Rev.:
(Bard College Civic Facility Proj.):
5.5% 8/1/20	A3	4,190,000	4,265,378
5.75% 8/1/30	A3	9,445,000	9,835,551
(Vassar College Proj.) 5.35% 9/1/40	Aa2	5,000,000	5,017,600
Erie County Gen. Oblig. Series A:
6% 2/1/04 (FGIC Insured)	Aaa	1,100,000	1,176,901
6% 2/1/05 (FGIC Insured)	Aaa	1,000,000	1,089,040
6% 2/1/06 (FGIC Insured)	Aaa	1,030,000	1,136,790
Erie County Wtr. Auth. Impt. & Extension Rev. Series 3, 6.1% 12/1/04 (Escrowed to Maturity) (d)	Aaa	1,535,000	1,632,795
Hempstead Town Indl. Dev. Agcy. (American Ref-Fuel Co. Proj.) 5% 12/1/10	A3	7,000,000	7,139,860
Long Island Pwr. Auth. Elec. Sys. Rev.:
Series 1998 A, 5.25% 12/1/05 (AMBAC Insured)	Aaa	5,600,000	6,064,184
Series A, 5.75% 12/1/24	Baa1	25,000,000	25,834,750
Sub Series 8A, 5.25% 4/1/09 (AMBAC Insured)	Aaa	11,180,000	12,013,134
5% 4/1/06 (FSA Insured)	Aaa	6,605,000	7,045,025
Municipal Bonds - continued
Moody's Ratings (unaudited) (a)		Principal Amount	Value (Note 1)
New York - continued
Metro. Trans. Auth. Commuter Facilities Rev.:
(Svc. Contract Proj.):
Series 8, 5.25% 7/1/17	A3	$ 8,000,000	$ 8,146,800
Series R, 5.4% 7/1/10	A3	2,960,000	3,173,090
Series 1997 B, 5% 7/1/20 (AMBAC Insured)	Aaa	3,000,000	2,992,530
Series 1997 D, 6% 7/1/05 (MBIA Insured)	Aaa	5,000,000	5,495,600
Series A:
5.625% 7/1/27 (MBIA Insured)	Aaa	6,000,000	6,177,000
5.75% 7/1/21 (MBIA Insured)	Aaa	5,300,000	5,612,700
6% 7/1/24	Baa1	5,000,000	5,312,500
Series B:
4.75% 7/1/26 (FGIC Insured)	Aaa	6,000,000	5,613,480
4.875% 7/1/18 (FGIC Insured)	Aaa	3,000,000	2,971,050
5.125% 7/1/24 (AMBAC Insured)	Aaa	5,080,000	5,078,070
Series D, 5.125% 7/1/22 (MBIA Insured)	Aaa	4,680,000	4,701,107
Series E, 5.5% 7/1/09 (AMBAC Insured)	Aaa	3,705,000	4,007,291
Metro. Trans. Auth. Dedicated Tax Fund Series A:
4.75% 4/1/28 (FGIC Insured)	Aaa	5,445,000	5,067,607
5% 4/1/23 (FGIC Insured)	Aaa	6,335,000	6,293,949
5% 4/1/29 (FSA Insured)	Aaa	10,000,000	9,783,100
5.25% 4/1/26 (MBIA Insured)	Aaa	5,580,000	5,628,937
Metro. Trans. Auth. Svc. Contract Rev.:
(Commuter Facilities Proj.):
Series 3, 7.375% 7/1/08	Baa1	5,400,000	6,181,056
Series O, 5.75% 7/1/13	A3	3,000,000	3,342,000
(Trans. Facilities Proj.):
Series 3, 7.375% 7/1/08	Baa1	1,830,000	2,094,691
Series 5, 6.9% 7/1/05	A3	4,100,000	4,202,049
Series 7:
0% 7/1/10	A3	9,500,000	6,464,750
5.45% 7/1/07	A3	4,930,000	5,344,860
5.625% 7/1/16	A3	3,000,000	3,128,520
Series P, 5.75% 7/1/15	A3	6,000,000	6,336,360
Metro. Trans. Auth. Transit Facilities Rev.:
(Svc. Contract Proj.):
Series 8:
5.25% 7/1/17	A3	3,000,000	3,055,050
5.375% 7/1/21 (FSA Insured)	Aaa	3,000,000	3,053,850
5.375% 7/1/21 (MBIA Insured)	Aaa	3,000,000	3,053,850
Series R:
5.3% 7/1/09	A3	4,000,000	4,296,040
5.4% 7/1/10	A3	3,000,000	3,215,970
Municipal Bonds - continued
Moody's Ratings (unaudited) (a)		Principal Amount	Value (Note 1)
New York - continued
Metro. Trans. Auth. Transit Facilities Rev.: - continued
Series A:
4.75% 7/1/21 (MBIA Insured)	Aaa	$ 2,000,000	$ 1,916,560
4.75% 7/1/24 (MBIA Insured)	Aaa	5,000,000	4,723,100
5.75% 7/1/21 (MBIA Insured)	Aaa	14,500,000	15,355,500
6% 7/1/16 (FSA Insured)	Aaa	9,090,000	9,935,370
6% 7/1/24	Baa1	2,000,000	2,125,000
6.125% 7/1/29	Baa1	25,000,000	26,754,234
Series B, 4.75% 7/1/26 (FGIC Insured)	Aaa	8,500,000	7,952,430
Series B1, 5% 7/1/18 (AMBAC Insured)	Aaa	2,970,000	2,980,751
Series C:
4.75% 7/1/16 (FSA Insured)	Aaa	4,100,000	4,056,745
5.125% 7/1/13 (FSA Insured)	Aaa	2,500,000	2,609,900
5.125% 7/1/14 (FSA Insured)	Aaa	3,375,000	3,498,289
Series K, 6.3% 7/1/06 (MBIA Insured)	Aaa	10,150,000	11,411,442
Series N, 0% 7/1/11 (FGIC Insured)	Aaa	5,980,000	3,930,953
Monroe County Gen. Oblig.:
Series 1996, 6.1% 3/1/04 (MBIA Insured)	Aaa	870,000	885,547
6% 6/1/04	Aa2	540,000	583,886
6% 6/1/04 (Escrowed to Maturity) (d)	Aa2	970,000	1,054,118
6% 6/1/05	Aa2	770,000	844,536
6% 6/1/05 (Escrowed to Maturity) (d)	Aa2	1,385,000	1,529,705
6.5% 6/1/04	Aa2	65,000	71,369
6.5% 6/1/05	Aa2	115,000	128,830
6.5% 6/1/06	Aa2	120,000	137,110
6.5% 6/1/07 (AMBAC Insured)	Aaa	50,000	57,749
7% 6/1/03 (FGIC Insured)	Aaa	410,000	437,495
7% 6/1/03 (FGIC Insured) (Escrowed to Maturity) (d)	Aaa	590,000	631,099
7% 6/1/04 (FGIC Insured)	Aaa	875,000	967,855
7% 6/1/04 (FGIC Insured) (Escrowed to Maturity) (d)	Aaa	1,275,000	1,414,294
Monroe County Indl. Dev. Agcy. Civic Facility Rev. (Nazareth College Rochester Proj.) 5.25% 10/1/21 (MBIA Insured)	Aaa	1,000,000	1,011,710
Monroe Woodbury Central School District:
5.625% 5/15/22 (MBIA Insured)	Aaa	1,245,000	1,290,928
5.625% 5/15/24 (MBIA Insured)	Aaa	2,645,000	2,735,353
Municipal Bonds - continued
Moody's Ratings (unaudited) (a)		Principal Amount	Value (Note 1)
New York - continued
Muni. Assistance Corp. for New York City:
Series 1996 E, 6% 7/1/05	Aa1	$ 1,000,000	$ 1,100,150
Series 1996 G, 6% 7/1/07	Aa1	2,250,000	2,514,893
Series 1999 O:
5.25% 7/1/07	Aa1	1,780,000	1,924,447
5.25% 7/1/08	Aa1	8,000,000	8,662,640
Series D, 6% 7/1/05 (AMBAC Insured)	Aaa	10,000,000	11,008,300
Series G, 6% 7/1/06	Aa1	4,000,000	4,449,960
Series H:
6% 7/1/05	Aa1	5,000,000	5,500,750
6.25% 7/1/07	Aa1	1,195,000	1,350,266
Series L:
6% 7/1/05	Aa1	3,500,000	3,850,525
6% 7/1/07	Aa1	5,250,000	5,868,083
Nassau County Gen. Oblig.:
(Combined Swr. District Proj.) Series F, 5.3% 7/1/07 (MBIA Insured)	Aaa	350,000	377,472
Series 1997 X, 5% 11/1/07 (AMBAC Insured)	Aaa	2,410,000	2,572,651
Series A:
6% 7/1/09 (FGIC Insured)	Aaa	5,620,000	6,300,245
6.5% 5/1/07 (FGIC Insured)	Aaa	4,000,000	4,531,840
Series D, 5.25% 9/1/03 (FSA Insured)	Aaa	2,500,000	2,623,900
Series P, 6.3% 11/1/03 (FGIC Insured)	Aaa	1,000,000	1,072,550
Series R, 5.125% 11/1/05 (FGIC Insured)	Aaa	2,065,000	2,221,279
Series T, 5.2% 9/1/11 (FGIC Insured)	Aaa	2,695,000	2,827,567
Series U:
5.125% 11/1/04 (AMBAC Insured)	Aaa	1,505,000	1,611,795
5.25% 11/1/11 (AMBAC Insured)	Aaa	1,500,000	1,581,525
5.25% 11/1/15 (AMBAC Insured)	Aaa	2,150,000	2,208,523
Nassau County Indl. Dev. Agcy. Civic Facility Rev. (North Shore Health Sys. Proj.):
Series 2001 A, 5.875% 11/1/11	-	220,000	219,347
Series 2001 B, 5.875% 11/1/11	-	1,500,000	1,495,545
Series 2001 C, 5.625% 11/1/10	-	1,000,000	988,230
Series 2001 D, 5.625% 11/1/10	-	1,225,000	1,210,582
Nassau County Interim Fin. Auth. Series 2000 A:
5.75% 11/15/11 (MBIA Insured)	Aaa	7,845,000	8,737,996
5.75% 11/15/12 (MBIA Insured)	Aaa	7,710,000	8,509,990
New York City Edl. Construction Fund Sr. Series A, 6.25% 10/1/03 (MBIA Insured)	Aaa	1,895,000	2,027,385
Municipal Bonds - continued
Moody's Ratings (unaudited) (a)		Principal Amount	Value (Note 1)
New York - continued
New York City Indl. Dev. Agcy. Civic Facility Rev. (New York Univ. Proj.) Series 2001:
5% 7/1/41 (AMBAC Insured)	Aaa	$ 10,000,000	$ 9,637,000
5.375% 7/1/15 (AMBAC Insured)	Aaa	1,090,000	1,142,309
New York City Indl. Dev. Agcy. Indl. Dev. Rev. (Japan Airlines Co. Ltd. Proj.) Series 1991, 6% 11/1/15 (FSA Insured) (c)	Aaa	2,590,000	2,794,714
New York City Indl. Dev. Agcy. Spl. Facilities Rev. (Term. One Group Assoc. Proj.):
5.7% 1/1/04 (c)	A3	1,500,000	1,562,235
6% 1/1/08 (c)	A3	500,000	521,870
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev.:
Series 1996 B:
5.75% 6/15/26 (MBIA Insured)	Aaa	1,000,000	1,052,270
5.875% 6/15/26	Aa2	18,085,000	20,095,509
5.875% 6/15/26 (Pre-Refunded to 6/15/06 @ 101) (d)	Aa2	2,965,000	3,342,148
Series 1997 A, 5.375% 6/15/26 (FSA Insured)	Aaa	13,450,000	13,566,208
Series 1997 B, 5.25% 6/15/29 (FGIC Insured)	Aaa	3,785,000	3,796,241
Series B:
5.375% 6/15/07 (AMBAC Insured)	Aaa	355,000	373,378
5.375% 6/15/07 (AMBAC Insured) (Pre-Refunded to 6/15/04 @ 101)(Escrowed to Maturity) (d)	Aaa	145,000	152,778
5.75% 6/15/26 (MBIA Insured)	Aaa	5,025,000	5,288,662
5.75% 6/15/29 (MBIA Insured)	Aaa	5,965,000	6,264,622
5.5% 6/15/33	Aa2	14,215,000	14,540,950
New York City Transitional Fin. Auth. Rev.:
Series 1997 A, 5.5% 8/15/07	Aa2	2,000,000	2,185,360
Series 2000 B, 6.125% 11/15/15	Aa2	4,700,000	5,225,084
Series A:
5.125% 8/15/21	Aa2	13,350,000	13,345,461
5.75% 8/15/18	Aa2	2,000,000	2,125,100
Series B:
4.75% 11/15/23	Aa2	23,500,000	22,070,965
5.125% 11/1/14	Aa2	1,000,000	1,033,260
5.25% 2/1/05	Aa2	5,000,000	5,331,100
6% 11/15/29	Aa2	3,000,000	3,238,440
Series C:
5.25% 2/1/07	Aa2	4,000,000	4,292,040
5.5% 2/1/08	Aa2	3,000,000	3,265,440
Municipal Bonds - continued
Moody's Ratings (unaudited) (a)		Principal Amount	Value (Note 1)
New York - continued
New York City Trust Cultural Resources Rev.:
(American Museum of Natural History Proj.) Series A, 5.65% 4/1/22 (MBIA Insured)	Aaa	$ 4,850,000	$ 5,013,979
(New York Botanical Garden Proj.) 5.75% 7/1/16 (MBIA Insured)	Aaa	1,250,000	1,329,225
New York Gen. Oblig.:
Series A, 6.25% 8/1/08	A2	1,000,000	1,105,090
Series B:
5.875% 8/15/13	A2	3,870,000	4,082,657
6.2% 8/15/06	A2	2,195,000	2,397,994
6.5% 8/15/11	A2	1,000,000	1,139,830
7.5% 2/1/02	A2	1,000,000	1,000,000
7.5% 2/1/03	A2	5,000,000	5,118,750
7.5% 2/1/07	A2	3,770,000	3,839,594
Series C:
6% 2/1/22	A2	3,410,000	3,629,058
6% 2/1/22 (Pre-Refunded to 8/1/06 @ 101.5) (d)	A2	90,000	102,400
6.4% 8/1/03	A2	6,000,000	6,207,300
Series D:
5.25% 8/1/13	A2	2,500,000	2,562,200
5.25% 8/1/21 (MBIA Insured)	Aaa	5,000,000	5,039,900
5.375% 8/1/17	A2	2,500,000	2,526,800
5.75% 2/15/08	A2	895,000	940,636
5.75% 2/15/08 (Pre-Refunded to 2/15/05 @ 101) (d)	A2	105,000	115,250
Series E:
6% 8/1/26	A2	3,455,000	3,676,949
6% 8/1/26 (Pre-Refunded to 8/1/06 @ 101.5) (d)	Aaa	295,000	336,315
6.5% 2/15/06	A2	1,000,000	1,105,380
Series F:
5.75% 2/1/15	A2	2,500,000	2,601,250
6% 8/1/16	A2	7,750,000	8,345,898
Series G:
6% 10/15/26	A2	4,950,000	5,158,445
6% 10/15/26 (Pre-Refunded to 10/15/07 @ 101) (d)	Aaa	50,000	57,369
Series H:
5.5% 8/1/12	A2	9,000,000	9,428,220
6% 8/1/17	A2	1,000,000	1,052,870
7% 2/1/05	A2	445,000	453,063
Municipal Bonds - continued
Moody's Ratings (unaudited) (a)		Principal Amount	Value (Note 1)
New York - continued
New York Gen. Oblig.: - continued
Series H: -- continued
7% 2/1/05 (Pre-Refunded to 2/1/02 @ 101.5) (d)	Aaa	$ 220,000	$ 223,300
7% 2/1/06	A2	280,000	285,074
7% 2/1/06 (Pre-Refunded to 2/1/02 @ 101.5) (d)	Aaa	140,000	142,100
Series I:
5.875% 3/15/12	A2	10,000,000	10,545,500
6.125% 4/15/11	A2	8,495,000	9,143,338
6.125% 4/15/11 (Pre-Refunded to 4/15/07 @ 101) (d)	Aaa	16,505,000	18,852,341
6.25% 4/15/07 (MBIA Insured)	Aaa	8,005,000	8,967,201
Series J:
5.875% 2/15/19	A2	4,000,000	4,128,920
6.125% 8/1/12	A2	1,000,000	1,075,740
Series L, 5.75% 8/1/12	A2	3,700,000	3,910,086
Series M, 8% 6/1/05 (AMBAC Insured)	Aaa	6,580,000	7,607,993
New York Local Govt. Assistance Corp.:
Series C, 5.5% 4/1/22	A3	6,375,000	6,397,695
Series D, 5.375% 4/1/14	A3	4,000,000	4,135,440
Series E, 5.25% 4/1/16	A3	23,600,000	24,899,888
New York State Dorm. Auth. Lease Rev. (State Univ. Dorm. Facilities Proj.) Series A, 5.3% 7/1/24 (AMBAC Insured)	Aaa	3,150,000	3,181,280
New York State Dorm. Auth. Revs.:
(Barnard College Proj.) 5.25% 7/1/26 (AMBAC Insured)	Aaa	4,625,000	4,664,174
(Champlain Valley Physicians Proj.):
6% 7/1/08 (AMBAC Insured)	AAA	600,000	670,758
6% 7/1/09 (AMBAC Insured)	AAA	370,000	415,288
6% 7/1/10 (AMBAC Insured)	AAA	250,000	281,458
(City Univ. Sys. Consolidation Fourth Gen. Proj.) Series A, 5.25% 7/1/30 (FGIC Insured)	Aaa	10,100,000	10,120,907
(City Univ. Sys. Consolidation Proj.):
Series A:
5.5% 7/1/05	A3	1,000,000	1,081,010
5.75% 7/1/07	A3	500,000	549,355
Series D, 7% 7/1/09	A3	6,000,000	6,833,460
(City Univ. Sys. Proj.):
Series C, 7.5% 7/1/10	A3	4,000,000	4,723,640
Series U, 6.25% 7/1/03	A3	525,000	555,382
Municipal Bonds - continued
Moody's Ratings (unaudited) (a)		Principal Amount	Value (Note 1)
New York - continued
New York State Dorm. Auth. Revs.: - continued
(City Univ. Sys. Third Gen. Resolution Proj.) Series 2, 5.5% 7/1/16 (AMBAC Insured)	Aaa	$ 2,500,000	$ 2,606,275
(Colgate Univ. Proj.):
6% 7/1/16 (MBIA Insured)	Aaa	1,900,000	2,164,651
6% 7/1/21 (MBIA Insured)	Aaa	2,500,000	2,838,600
(Columbia Univ. Proj.) Series 2001 A:
4.5% 7/1/06	Aaa	1,000,000	1,053,010
5% 7/1/07	Aaa	1,105,000	1,181,201
5% 7/1/08	Aaa	870,000	928,255
5.25% 7/1/13	Aaa	1,000,000	1,072,520
5.25% 7/1/15	Aaa	2,000,000	2,110,740
(FIT Student Hsg. Proj.):
5.75% 7/1/03 (AMBAC Insured)	Aaa	1,590,000	1,673,570
5.75% 7/1/04 (AMBAC Insured)	Aaa	1,680,000	1,811,158
5.75% 7/1/05 (AMBAC Insured)	Aaa	1,650,000	1,800,282
5.75% 7/1/06 (AMBAC Insured)	Aaa	1,500,000	1,652,790
(Ithaca College Proj.) 5.25% 7/1/26 (AMBAC Insured)	Aaa	9,805,000	9,888,048
(Long Island Jewish Med. Ctr. Proj.) 5% 7/1/08 (MBIA Insured)	Aaa	1,500,000	1,593,420
(Manhattanville College Proj.) 0% 7/1/10 (MBIA Insured)	Aaa	2,175,000	1,510,864
(Mental Health Svcs. Facilities Impt. Proj.):
Series A, 5.75% 8/15/11	A3	3,000,000	3,238,050
Series F, 4.5% 8/15/28 (AMBAC Insured)	Aaa	5,000,000	4,440,400
(Mental Health Svcs. Facilities Proj.) Series B, 5.75% 2/15/11	A3	2,550,000	2,752,343
(Montefiore Med. Ctr. Proj.) Series 2000, 5.85% 8/1/40	Aa2	9,500,000	9,897,195
(New York & Presbyterian Hosp. Proj.) 4.4% 8/1/13 (AMBAC Insured)	Aaa	1,745,000	1,799,165
(New York Hosp. Med. Ctr. Proj.) 5.25% 2/1/07 (AMBAC Insured)	Aaa	4,500,000	4,824,270
(New York Univ. Proj.):
Series 2:
5.5% 7/1/17 (AMBAC Insured)	Aaa	755,000	792,478
5.5% 7/1/19 (AMBAC Insured)	Aaa	1,705,000	1,775,229
5.5% 7/1/20 (AMBAC Insured)	Aaa	860,000	890,831
Series A:
5.5% 7/1/10 (AMBAC Insured)	Aaa	7,650,000	8,372,390
5.75% 7/1/15 (MBIA Insured)	Aaa	2,295,000	2,563,699
5.75% 7/1/27 (MBIA Insured)	Aaa	5,000,000	5,521,900
Municipal Bonds - continued
Moody's Ratings (unaudited) (a)		Principal Amount	Value (Note 1)
New York - continued
New York State Dorm. Auth. Revs.: - continued
(NYSARC, Inc. Proj.) Series A:
5% 7/1/06 (FSA Insured)	Aaa	$ 500,000	$ 532,470
5% 7/1/07 (FSA Insured)	Aaa	1,290,000	1,371,128
5% 7/1/09 (FSA Insured)	Aaa	1,700,000	1,794,690
(Rochester Institute of Technology Proj.) 5.25% 7/1/22 (MBIA Insured)	Aaa	4,875,000	4,937,303
(Rockefeller Univ. Proj.) Series 2002 A1, 5% 7/1/32	Aaa	7,000,000	6,883,310
(Saint Joseph's Hosp. Health Ctr. Proj.) 6% 7/1/08 (MBIA Insured)	Aaa	1,260,000	1,401,032
(Saint Vincent's Hosp. & Med. Ctr. Proj.):
6% 2/1/03 (AMBAC Insured)	Aaa	1,820,000	1,895,130
6% 8/1/03 (AMBAC Insured)	Aaa	1,875,000	1,983,338
(State Univ. Edl. Facilities Proj.):
Series A:
6.5% 5/15/05	A3	5,080,000	5,634,177
6.5% 5/15/06	A3	3,400,000	3,820,512
Series B, 7.5% 5/15/11	A3	2,365,000	2,852,852
5.5% 5/15/09	A2	3,000,000	3,251,430
5.95% 5/15/29 (FGIC Insured)	Aaa	2,750,000	2,963,208
(The Jamaica Hosp. Proj.) Series F:
5.1% 2/15/12 (MBIA Insured)	Aaa	3,605,000	3,759,655
5.2% 2/15/13 (MBIA Insured)	Aaa	6,585,000	6,852,812
(Yeshiva Univ. Proj.):
Series 2001:
4% 7/1/04 (AMBAC Insured)	Aaa	200,000	207,480
5.375% 7/1/12 (AMBAC Insured)	Aaa	1,000,000	1,083,570
5.375% 7/1/13 (AMBAC Insured)	Aaa	800,000	858,512
5.375% 7/1/14 (AMBAC Insured)	Aaa	1,130,000	1,202,795
5.375% 7/1/17 (AMBAC Insured)	Aaa	370,000	383,487
5.375% 7/1/16 (AMBAC Insured)	Aaa	670,000	700,083
Series 1990 B, 7.5% 5/15/11	A3	1,135,000	1,400,806
5.8% 8/1/30	Aa2	3,000,000	3,125,760
New York State Energy Research & Dev. Auth. Facilities Rev. (Consolidated Edison Co. Proj.) Series A, 6.1% 8/15/20	A1	10,600,000	11,187,452
New York State Energy Research & Dev. Auth. Poll. Cont. Rev. (New York State Elec. & Gas Corp. Proj.) Series E, 5.9% 12/1/06 (MBIA Insured)	Aaa	1,000,000	1,117,520
Municipal Bonds - continued
Moody's Ratings (unaudited) (a)		Principal Amount	Value (Note 1)
New York - continued
New York State Envir. Facilities Corp. Clean Wtr. & Drinking Wtr. Rev. (State Wtr. Revolving Funds Prog.):
Series C, 5% 6/15/19	Aaa	$ 4,000,000	$ 4,006,960
Series F:
4.875% 6/15/18	Aaa	3,000,000	2,971,050
4.875% 6/15/20	Aaa	3,555,000	3,480,629
5% 6/15/15	Aaa	3,000,000	3,061,860
5.25% 6/15/13	Aaa	3,980,000	4,186,363
New York State Envir. Facilities Corp. Poll. Cont. Rev.:
(State Wtr. Revolving Fund Pooled Ln. Prog.):
Series B, 5.2% 5/15/14	Aaa	2,220,000	2,384,169
Series C, 5.85% 7/15/15	Aaa	3,060,000	3,287,848
(State Wtr. Revolving Fund Prog.) Series D:
5% 6/15/11	Aaa	3,645,000	3,791,237
5% 6/15/12	Aaa	2,000,000	2,073,460
5.125% 6/15/19	Aaa	5,000,000	5,040,700
6.3% 5/15/05	Aaa	2,000,000	2,209,740
6.3% 11/15/05	Aaa	2,725,000	3,023,061
(State Wtr. Revolving Fund-New York City Muni. Wtr. Proj.):
Series A:
5.75% 6/15/11	Aaa	5,000,000	5,592,350
6.9% 6/15/02	Aaa	265,000	269,783
7% 6/15/12	Aaa	190,000	194,334
Series B, 5.25% 6/15/14	Aaa	3,180,000	3,265,542
Series E:
6.25% 6/15/05	Aaa	1,200,000	1,307,004
6.5% 6/15/14	Aaa	130,000	132,963
New York State Envir. Facilities Corp. Solid Waste Disp. Rev. (Gen. Elec. Cap. Corp. Proj.) Series 1989 A, 4.25%, tender 12/2/11 (b)(c)	Aaa	10,700,000	10,409,174
New York State Med. Care Facilities Fin. Agcy. Rev.:
(Long-Term Health Care Proj.) Series A, 6.8% 11/1/14 (FSA Insured)	Aaa	1,170,000	1,205,989
(Mental Health Svcs. Facilities Proj.):
Series A, 8.875% 8/15/07	A3	35,000	35,161
Series D, 7.4% 2/15/18	A3	440,000	449,491
(Presbyterian Hosp. Proj.) Series A, 5.25% 8/15/14	Aa2	3,000,000	3,130,080
Municipal Bonds - continued
Moody's Ratings (unaudited) (a)		Principal Amount	Value (Note 1)
New York - continued
New York State Mtg. Agcy. Rev. (Homeowner Mtg. Prog.):
Series 53, 5.9% 10/1/17	Aa2	$ 2,000,000	$ 2,068,240
Series 69, 4.7% 4/1/24 (c)	Aa2	5,230,000	5,224,509
5.5% 4/1/19 (AMBAC Insured) (c)	Aaa	4,500,000	4,607,055
New York State Pwr. Auth. & Gen. Purp. Rev.:
Series A, 5.25% 11/15/40	Aa2	25,360,000	25,343,770
Series W, 6.5% 1/1/08 (Escrowed to Maturity) (d)	Aaa	250,000	284,000
New York State Thruway Auth. Gen. Rev.:
Series D, 5.375% 1/1/27	Aa3	3,000,000	3,024,480
Series E, 5.25% 1/1/12	Aa3	5,410,000	5,696,135
New York State Thruway Auth. Hwy. & Bridge Trust Fund:
Series A, 5.25% 4/1/16 (AMBAC Insured)	Aaa	5,175,000	5,293,818
Series B1:
5.75% 4/1/14 (FGIC Insured)	Aaa	3,000,000	3,300,780
5.75% 4/1/15 (FGIC Insured)	Aaa	4,000,000	4,363,600
New York State Thruway Auth. Svc. Contract Rev. (Local Hwy. & Bridge Proj.):
5.75% 4/1/16	A3	13,700,000	14,390,754
6% 4/1/11	A3	4,000,000	4,429,360
New York State Urban Dev. Corp. Rev.:
(Correctional Cap. Facilities Proj.) Series 5, 5.9% 1/1/08	A3	1,455,000	1,566,424
(Correctional Facilities Proj.) 5.625% 1/1/07 (AMBAC Insured)	Aaa	2,000,000	2,102,860
(Correctional Facilities-Svc. Contract Proj.) Series 2000 D, 5.25% 1/1/30 (FSA Insured)	Aaa	6,340,000	6,354,138
(Sports Facilities Assistance Prog.) Series A, 6.25% 4/1/06 (MBIA Insured)	Aaa	15,000	16,735
Niagara County Indl. Dev. Agcy. Solid Waste Disp. Rev. Series 2001 C, 5.625% 11/15/24 (c)	Baa1	3,000,000	3,056,670
Niagara Falls Gen. Oblig.:
(Pub. Impt. Proj.):
7.5% 3/1/08 (MBIA Insured)	Aaa	995,000	1,191,085
7.5% 3/1/10 (MBIA Insured)	Aaa	1,155,000	1,409,516
7.5% 3/1/11 (MBIA Insured)	Aaa	1,245,000	1,536,890
7.5% 3/1/16 (MBIA Insured)	Aaa	1,060,000	1,359,121
7.5% 3/1/17 (MBIA Insured)	Aaa	1,200,000	1,543,200
(Wtr. Treatment Plant Proj.) 7% 11/1/13 (MBIA Insured) (c)	Aaa	1,000,000	1,107,100
Municipal Bonds - continued
Moody's Ratings (unaudited) (a)		Principal Amount	Value (Note 1)
New York - continued
North Hempstead Gen. Oblig. Series B, 6.1% 4/1/06 (FGIC Insured)	Aaa	$ 500,000	$ 555,560
Rensselaer County Indl. Dev. Auth. Civic Facilities Rev. (Polytechnic Institute Proj.) Series B, 5% 8/1/09 (AMBAC Insured)	Aaa	1,500,000	1,594,365
Rockland County Gen. Oblig. 6% 8/15/05 (AMBAC Insured)	Aaa	1,475,000	1,628,828
Schenectady Indl. Dev. Agcy. Civic Facility Rev. (Union College Proj.) Series A, 5.625% 7/1/31 (AMBAC Insured)	Aaa	2,000,000	2,087,360
Suffolk County Gen. Oblig. Series A, 6% 8/1/05 (AMBAC Insured)	Aaa	3,380,000	3,734,765
Suffolk County Wtr. Auth. Wtrwks. Rev. Series C, 5.75% 6/1/10 (AMBAC Insured) (Pre-Refunded to 6/1/02 @ 102) (d)	Aaa	30,000	31,030
Triborough Bridge & Tunnel Auth. Revs.:
(Convention Ctr. Proj.) Series E:
6% 1/1/11	A3	4,000,000	4,506,160
7.25% 1/1/10	A3	9,870,000	11,425,216
Series A:
5.25% 1/1/17	Aa3	3,000,000	3,078,090
5.25% 1/1/28	Aa3	9,500,000	9,509,405
6% 1/1/11	Aa3	500,000	563,665
Series B:
5% 1/1/14	Aa3	2,000,000	2,092,580
5.2% 1/1/22	Aa3	9,870,000	9,919,745
5.2% 1/1/27 (FGIC Insured)	Aaa	3,000,000	3,018,600
5.2% 1/1/27 (MBIA Insured)	Aaa	2,000,000	2,012,400
5.3% 1/1/17	Aa3	75,000	76,952
5.5% 1/1/30	Aa3	2,015,000	2,056,388
Series Q, 6.75% 1/1/09	Aa3	1,000,000	1,149,230
Series Y:
5.5% 1/1/17	Aa3	15,425,000	16,682,292
6% 1/1/12	Aa3	16,750,000	18,947,768
Triborough Bridge & Tunnel Auth. Spl. Oblig. Series A:
5% 1/1/15 (FGIC Insured)	Aaa	2,200,000	2,237,400
5.125% 1/1/11 (MBIA Insured)	Aaa	3,000,000	3,176,100
5.125% 1/1/12 (MBIA Insured)	Aaa	1,000,000	1,052,550
5.25% 1/1/11 (FGIC Insured)	Aaa	3,000,000	3,179,610
Upper Mohawk Valley Reg'l. Wtr. Fin. Auth. Wtr. Sys. Rev. Series A, 5.125% 10/1/26 (FSA Insured)	Aaa	5,000,000	4,976,050
Municipal Bonds - continued
Moody's Ratings (unaudited) (a)		Principal Amount	Value (Note 1)
New York - continued
Yonkers Gen. Oblig.:
Series 2001 A:
5% 12/15/11 (AMBAC Insured)	Aaa	$ 1,415,000	$ 1,492,089
5% 12/15/12 (AMBAC Insured)	Aaa	1,245,000	1,310,624
Series A:
6% 8/1/04 (FGIC Insured)	Aaa	1,020,000	1,108,199
6% 8/1/05 (FGIC Insured)	Aaa	1,080,000	1,188,821
			1,238,631,749
New York & New Jersey - 3.9%
Port Auth. New York & New Jersey:
107th Series, 6% 10/15/06 (c)	A1	1,530,000	1,679,053
120th Series:
5.75% 10/15/11 (MBIA Insured) (c)	Aaa	15,000,000	16,037,100
5.75% 10/15/12 (MBIA Insured) (c)	Aaa	15,530,000	16,627,971
124th Series, 5% 8/1/08 (c)	A1	9,875,000	10,273,061
99th Series, 7% 11/1/04 (FGIC Insured) (c)	Aaa	5,040,000	5,603,926
Port Auth. New York & New Jersey Spl. Oblig. Rev. (JFK Int'l. Air Term. Spl. Proj.) Series 6, 5.75% 12/1/25 (MBIA Insured) (c)	Aaa	2,000,000	2,043,920
			52,265,031
Puerto Rico - 0.4%
Puerto Rico Commonwealth Hwy. & Trans. Auth. Rev. Series A, 4.75% 7/1/38 (MBIA Insured)	Aaa	800,000	747,832
Puerto Rico Commonwealth Urban Renewal & Hsg. Corp. 7.875% 10/1/04	Baa3	3,660,000	3,683,461
			4,431,293
TOTAL MUNICIPAL BONDS (Cost $1,232,448,853)			1,295,328,073
Municipal Notes - 1.5%
	Principal Amount	Value (Note 1)
New York - 1.5%
New York State Pwr. Auth. & Gen. Purp. Rev.:
2.9%, tender 9/2/03 (b)	$ 15,000,000	$ 15,215,100
2.9%, tender 9/2/03, LOC Bank of Nova Scotia, LOC First Union Nat'l. Bank, North Carolina (b)	5,000,000	5,071,700
TOTAL MUNICIPAL NOTES (Cost $20,009,330)		20,286,800
TOTAL INVESTMENT PORTFOLIO - 98.8% (Cost $1,252,458,183)		1,315,614,873
NET OTHER ASSETS - 1.2%		16,639,126
NET ASSETS - 100%		$ 1,332,253,999
Legend
(a) S&P credit ratings are used in the absence of a rating by Moody's Investors Service, Inc.
(b) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(c) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(d) Security collateralized by an amount sufficient to pay interest and principal.
Other Information
The composition of long-term debt holdings as a percentage of total value of investments in securities, is as follows (ratings are unaudited):
Moody's Ratings		S&P Ratings
Aaa, Aa, A	92.4%	AAA, AA, A	90.3%
Baa	5.7%	BBB	3.7%
Ba	0.0%	BB	0.0%
B	0.0%	B	0.0%
Caa	0.0%	CCC	0.0%
Ca, C	0.0%	CC, C	0.0%
		D	0.0%
The percentage not rated by Moody's or S&P amounted to 0.3%.

The distribution of municipal securities by revenue source, as a percentage of total net assets, is as follows:
General Obligations	29.1%
Transportation	20.9
Special Tax	15.2
Water & Sewer	9.4
Electric Utilities	8.1
Education	7.2
Others* (individually less than 5%)	10.1
100.0%
*Includes net other assets
Purchases and sales of securities, other than short-term securities, aggregated $342,707,666 and $157,265,587, respectively.
Income Tax Information

At January 31, 2002, the aggregate cost of investment securities for income tax purposes was $1,251,237,699. Net unrealized appreciation aggregated $64,377,174, of which $65,849,803 related to appreciated investment securities and $1,472,629 related to depreciated investment securities.

At January 31, 2002, the fund had a capital loss carryforward of approximately $2,471,000 all of which will expire on January 31, 2009.

During the fiscal year ended January 31, 2002, 100.00% of the fund's income dividends was free from federal income tax, and 5.53% of the fund's income dividends was subject to the federal alternative minimum tax (unaudited). The fund will notify shareholders in January 2003 of amounts for use in preparing 2002 income tax returns.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Spartan New York Municipal Income Fund

Financial Statements

Statement of Assets and Liabilities

	January 31, 2002
Assets
Investment in securities, at value (cost $1,252,458,183) - See accompanying schedule		$ 1,315,614,873
Cash		893,486
Receivable for investments sold		3,094,594
Receivable for fund shares sold		1,154,580
Interest receivable		15,384,515
Other receivables		17,664
Total assets		1,336,159,712
Liabilities
Payable for fund shares redeemed	$ 2,079,887
Distributions payable	1,253,524
Accrued management fee	419,115
Other payables and accrued expenses	153,187
Total liabilities		3,905,713
Net Assets		$ 1,332,253,999
Net Assets consist of:
Paid in capital		$ 1,270,631,310
Undistributed net investment income		745,344
Accumulated undistributed net realized gain (loss) on investments		(2,279,345)
Net unrealized appreciation (depreciation) on investments		63,156,690
Net Assets, for 103,255,974 shares outstanding		$ 1,332,253,999
Net Asset Value, offering price and redemption price per share ($1,332,253,999 ÷ 103,255,974 shares)		$12.90

Annual Report

See accompanying notes which are an integral part of the financial statements.

Spartan New York Municipal Income Fund
Financial Statements - continued

Statement of Operations

	Year ended January 31, 2002
Investment Income Interest		$ 65,084,450
Expenses
Management fee	$ 4,941,229
Transfer agent fees	955,918
Accounting fees and expenses	308,397
Non-interested trustees' compensation	5,410
Custodian fees and expenses	20,581
Registration fees	43,249
Audit	34,872
Legal	35,209
Miscellaneous	6,897
Total expenses before reductions	6,351,762
Expense reductions	(641,856)	5,709,906
Net investment income		59,374,544
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities	6,212,024
Futures contracts	74,508	6,286,532
Change in net unrealized appreciation (depreciation) on:
Investment securities	4,964,386
Futures contracts	(189,995)	4,774,391
Net gain (loss)		11,060,923
Net increase (decrease) in net assets resulting from operations		$ 70,435,467

See accompanying notes which are an integral part of the financial statements.

Annual Report

Spartan New York Municipal Income Fund
Financial Statements - continued

Statement of Changes in Net Assets

	Year ended January 31, 2002	Year ended January 31, 2001
Increase (Decrease) in Net Assets
Operations Net investment income	$ 59,374,544	$ 52,689,085
Net realized gain (loss)	6,286,532	(4,464,703)
Change in net unrealized appreciation (depreciation)	4,774,391	94,373,861
Net increase (decrease) in net assets resulting from operations	70,435,467	142,598,243
Distributions to shareholders from net investment income	(59,075,145)	(52,453,123)
Share transactions Net proceeds from sales of shares	399,267,688	268,095,598
Reinvestment of distributions	45,043,535	39,268,681
Cost of shares redeemed	(321,135,867)	(207,264,891)
Net increase (decrease) in net assets resulting from share transactions	123,175,356	100,099,388
Redemption fees	27,247	-
Total increase (decrease) in net assets	134,562,925	190,244,508
Net Assets
Beginning of period	1,197,691,074	1,007,446,566
End of period (including under (over) distribution of net investment income of $745,344 and $(38,735), respectively)	$ 1,332,253,999	$ 1,197,691,074
Other Information Shares
Sold	31,004,334	21,718,709
Issued in reinvestment of distributions	3,502,720	3,202,358
Redeemed	(24,985,233)	(16,972,590)
Net increase (decrease)	9,521,821	7,948,477

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights

Years ended January 31,	2002	2001	2000	1999	1998
Selected Per-Share Data
Net asset value, beginning of period	$ 12.780	$ 11.740	$ 12.990	$ 12.940	$ 12.290
Income from Investment Operations Net investment income	.584 B, D	.614 B	.590B	.602	.624
Net realized and unrealized gain (loss)	.117 D	1.030	(1.230)	.205	.670
Total from investment operations	.701	1.644	(.640)	.807	1.294
Less Distributions
From net investment income	(.581)	(.604)	(.589)	(.602)	(.624)
From net realized gain	-	-	(.006)	(.155)	(.020)
In excess of net realized gain	-	-	(.015)	-	-
Total distributions	(.581)	(.604)	(.610)	(.757)	(.644)
Redemption fees added to paid in capital	.000 B	-	-	-	-
Net asset value, end of period	$ 12.900	$ 12.780	$ 11.740	$ 12.990	$ 12.940
Total Return A	5.60%	14.34%	(5.03)%	6.45%	10.82%
Ratios to Average Net Assets C
Expenses before expense reductions	.49%	.49%	.49%	.54%	.57%
Expenses net of voluntary waivers, if any	.49%	.49%	.49%	.53%	.55%
Expenses net of all reductions	.44%	.42%	.49%	.53%	.55%
Net investment income	4.54% D	4.96%	4.78%	4.67%	4.97%
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,332,254	$ 1,197,691	$ 1,007,447	$ 1,200,091	$ 1,133,668
Portfolio turnover rate	12%	23%	19%	25%	43%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Calculated based on average shares outstanding during the period.

C Expense ratios reflect operating expenses of the fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the fund during periods when reimbursements or reductions occur. Expenses net of voluntary waivers reflects expenses after reimbursements by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the fund.

D Effective February 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on all debt securities, as required. The effect of this change during the period was to increase net investment income per share by $.006 and decrease net realized and unrealized gain (loss) per share by $.006. Without this change the ratio of net investment income to average net assets would have been 4.50%. Per share data, ratios and supplemental data for prior periods have not been restated to reflect this change.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Spartan New York Municipal Money Market Fund

Performance: The Bottom Line

To evaluate a money market fund's historical performance, you can look at either total return or yield. Total return reflects the change in value of an investment, assuming reinvestment of the fund's dividend income and does not include the effect of the fund's $5 account closeout fee on an average-sized account. Yield measures the income paid by a fund. Since a money market fund tries to maintain a $1 share price, yield is an important measure of performance. If Fidelity had not reimbursed certain fund expenses, the total returns would have been lower.

Cumulative Total Returns

Periods ended January 31, 2002	Past 1 year	Past 5 years	Past 10 years
Spartan NY Municipal Money Market	2.23%	15.96%	32.70%
New York Tax-Free Retail Money Market Funds Average	1.98%	14.53%	29.49%

Cumulative total returns show the fund's performance over a set period - in this case, one year, five years or 10 years. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. To measure how the fund's performance stacked up against its peers, you can compare it to the New York tax-free retail money market funds average, which reflects the performance of tax-free retail money market funds with similar objectives tracked by iMoneyNet, Inc. The past one year average represents a peer group of 41 money market funds.

Average Annual Total Returns

Periods ended January 31, 2002	Past 1 year	Past 5 years	Past 10 years
Spartan NY Municipal Money Market	2.23%	3.01%	2.87%
New York Tax-Free Retail Money Market Funds Average	1.98%	2.75%	2.61%

Average annual total returns take the fund's cumulative return and show you what would have happened if the fund had performed at a constant rate each year.

Annual Report

Spartan New York Municipal Money Market Fund

Performance - continued

Yields

	1/28/02	10/29/01	7/30/01	4/30/01	1/29/01
Spartan New York Municipal Money Market Fund	1.16%	1.79%	2.24%	3.56%	3.51%

If Fidelity had not reimbursed certain fund expenses	1.13%	1.76%	-	-	-

New York Tax-Free Retail Money Market Funds Average	0.85%	1.50%	1.83%	3.36%	3.31%

Spartan New York Municipal Money Market Fund - Tax-equivalent	1.99%	3.07%	3.85%	6.07%	6.03%

If Fidelity had not reimbursed certain fund expenses	1.94%	3.02%	-	-	-

Portion of fund's income subject to state taxes	0.99%	0.58%	0.60%	7.33%	0.80%

Yield refers to the income paid by the fund over a given period. Yields for money market funds are usually for seven-day periods, expressed as annual percentage rates. A yield that assumes income earned is reinvested or compounded is called an effective yield. The table above shows the fund's current seven-day yield at quarterly intervals over the past year. If the adviser had not reimbursed certain portfolio expenses during the periods shown, the yields would have been lower. You can compare these yields to the New York tax-free retail money market funds average as tracked by iMoneyNet, Inc. Or you can look at the fund's tax-equivalent yield, which is based on a combined effective federal, state and New York City income tax rate of 41.82%. The fund's yields mentioned above reflect that a portion of the fund's income was subject to state taxes. A portion of the fund's income may be subject to the federal alternative minimum tax.

A money market fund's total returns and yields will vary, and reflect past results rather than predict future performance.

Comparing
Performance

Yields on tax-free investments are usually lower than yields on taxable investments. However, a straight comparison between the two may be misleading because it ignores the way taxes reduce taxable returns. Tax-equivalent yield - the yield you'd have to earn on a similar taxable investment to match the tax-free yield - makes the comparison more meaningful. Keep in mind that the U.S. government neither insures nor guarantees a money market fund. In fact, there is no assurance that a money market fund will maintain a $1 share price.

Annual Report

Spartan New York Municipal Money Market Fund

Fund Talk: The Manager's Overview

(Portfolio Manager photograph)
An interview with Kim Miller, Portfolio Manager of Spartan New York Municipal Money Market Fund

Q. Kim, what was the investment environment like during the 12 months that ended January 31, 2002?

A. We witnessed a continued decline in interest rates, as the Federal Reserve Board tried to keep the U.S. economy from sliding into recession. The Fed cut the benchmark federal funds rate a total of 11 times in 2001. The first five came in increments of 0.50 percentage points and were followed by cuts of 0.25 percentage points in June and again in August. By early September, some in the market anticipated that the Fed was nearing the end of its most recent rate-easing cycle. However, the situation changed dramatically in the aftermath of the terrorist attacks on September 11. With the economy slowing considerably, it was clear that a recession was imminent. In response, the Fed sought to buoy the economy by implementing four additional rate cuts of 0.50 percentage points, one on September 17 when the markets reopened and again at its meetings in October, November and December. All told, the Fed reduced the target rate from 6.50% at the beginning of 2001 to 1.75% by the end of the year. At its January 2002 meeting, the Fed decided to stand pat and hold rates steady, indicating to many in the market that its rate-cutting spree may be over.

Q. Did the terrorist attacks have any effect on the New York municipal money market?

A. The fund held a significant amount of debt issued by New York City as well as other city-supported entities and the Port Authority of New York and New Jersey. After September 11, we took a close look to see if the events would have a significant impact on them. After thorough analysis, we determined that our holdings met the same credit standards as before. There has been some movement in the New York City real estate market, with companies relocating out of town, but some of that business was recaptured in midtown Manhattan. Most importantly, the widespread exodus of business that had been feared did not come to pass. The city government was responsive and forthcoming about the financial impact of the events of September 11, an attitude that provided some comfort within this uncertain environment.

Q. What kind of approach was taken with the fund?

A. Given the trend of declining interest rates through most of the period, we looked to lengthen the average maturity of the fund. The intention was to lock in attractive yields before rates declined by investing in longer-term, fixed-rate notes. However, from time to time new capital coming into the fund shortened its average maturity. The fund grew in size because money market assets became quite attractive during this period of intense uncertainty. More recently, with the future direction of interest rates becoming less clear, I've looked to bring the fund's average maturity to a more neutral level relative to its peers by investing less in longer-term fixed-rate paper.

Annual Report

Spartan New York Municipal Money Market Fund
Fund Talk: The Manager's Overview - continued

Q. How did the fund perform?

A. The fund's seven-day yield on January 31, 2002, was 1.17%, compared to 3.82% 12 months ago. The more recent seven-day yield was the equivalent of a 2.01% taxable rate of return for New York investors in the 41.82% combined federal, state and New York City income tax bracket. The fund's yields reflect that a portion of the fund's income was subject to state taxes. Through January 31, 2002, the fund's 12-month total return was 2.23%, compared to 1.98% for the New York tax-free retail money market funds average, according to iMoneyNet, Inc.

Q. What's your outlook, Kim?

A. I believe we are at the end of the Fed's interest rate cutting cycle because it appears the economy has bottomed. As a result, I anticipate the Fed may see little need to cut rates further. In fact, the Fed should feel little pressure to change rates one way or the other because emerging economic data has been mixed, with higher unemployment, low capacity utilization and no signs of emerging inflationary pressures. Market yields currently reflect the expectation that the Fed will need to raise rates going forward to temper growth once it's rekindled in order to keep inflation at bay. However, I feel the market is anticipating more aggressive Fed tightening than I think will occur. As a result, I expect to run the fund with a neutral to slightly long maturity bias for the foreseeable future.

The views expressed in this report reflect those of the portfolio manager only through the end of the period of the report as stated on the cover and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Fund Facts

Goal: seeks as high a level of current income, exempt from federal income tax and New York State and City income taxes, as is consistent with the preservation of capital

Fund number: 422

Trading symbol: FSNXX

Start date: February 3, 1990

Size: as of January 31, 2002, more than $940 million

Manager: Kim Miller, since 2001; manager, various Fidelity and Spartan municipal money market funds; joined Fidelity in 1990

Annual Report

Spartan New York Municipal Money Market Fund

Investment Changes

Maturity Diversification
Days	% of fund's investments 1/31/02	% of fund's investments 7/31/01	% of fund's investments 1/31/01
0 - 30	58.9	68.8	71.8
31 - 90	14.5	13.6	10.3
91 - 180	15.7	4.2	11.5
181 - 397	10.9	13.4	6.4
Weighted Average Maturity
	1/31/02	7/31/01	1/31/01
Spartan New York Municipal Money Market Fund	62 Days	61 Days	43 Days
New York Tax Free-Free Retail Money Market Funds Average *	46 Days	49 Days	41 Days
Asset Allocation (% of fund's net assets)
As of January 31, 2002	As of July 31, 2001
Variable Rate Demand Notes (VRDNs) 57.0%	Variable Rate Demand Notes (VRDNs) 63.6%
Commercial Paper (including CP Mode) 11.8%	Commercial Paper (including CP Mode) 11.0%
Tender Bonds 4.6%	Tender Bonds 3.1%
Municipal Notes 23.1%	Municipal Notes 17.8%
Other Investments 0.8%	Other Investments 2.2%
Net Other Assets 2.7%	Net Other Assets 2.3%

*Source: iMoneyNet, Inc.

Annual Report

Spartan New York Municipal Money Market Fund

Investments January 31, 2002

Showing Percentage of Net Assets

Municipal Securities - 97.3%
	Principal Amount	Value (Note 1)
New York - 92.3%
Albany Indl. Dev. Agcy. Civic Facility Rev. (Univ. at Albany Foundation Student Hsg. Corp.-Empire Commons Proj.) Series 2001 B, 1.3% (AMBAC Insured), VRDN (a)	$ 14,140,000	$ 14,140,000
Amherst Indl. Dev. Auth. Indl. Dev. Rev. (Maple Dev. Proj.) Series 1986, 1.4%, LOC HSBC Bank USA, VRDN (a)(b)	4,400,000	4,400,000
Babylon Indl. Dev. Agcy. Indl. Dev. Rev. (Southern Container Corp. Proj.) 1.4%, LOC Fleet Bank NA, VRDN (a)(b)	1,800,000	1,800,000
Brentwood Union Free School District #12 TAN 3% 6/28/02	8,000,000	8,012,560
Briarcliff Manor Union Free School District BAN 2.5% 6/28/02	13,800,000	13,830,815
Buffalo Swr. Auth. Rev. BAN 3.4% 6/20/02	2,400,000	2,402,651
Central Islip Union Free School District BAN 3.25% 6/25/02	8,500,000	8,517,941
Chautauqua County Indl. Dev. Auth. Civic Facilities Rev. 1.35%, LOC PNC Bank NA, Pittsburgh, VRDN (a)	2,450,000	2,450,000
Chemung County Indl. Dev. Agcy. Indl. Dev. Rev. (Mmars 2nd Prog. Trayer, Inc. Proj.) Series A, 1.4%, LOC HSBC Bank USA, VRDN (a)(b)	2,400,000	2,400,000
Cold Spring Hbr. Central School District TAN 3.25% 6/28/02	2,500,000	2,517,035
Commack Union Free School District TAN 3.25% 6/27/02	5,000,000	5,010,711
Deer Park Union Free School District TAN 3% 6/25/02	6,000,000	6,008,987
East Meadow Union Free School District TAN 3% 6/27/02	4,800,000	4,807,845
East Ramapo Central School District BAN 3% 6/27/02	6,532,506	6,542,435
East Rochester Hsg. Auth. Rev. (Daniels Creek at Baytown Proj.) 1.4%, LOC HSBC Bank USA, VRDN (a)(b)	4,000,000	4,000,000
Half Hollow Hills Central School District of Huntington & Babylon TAN 3% 6/28/02	7,000,000	7,012,360
Herkimer County Indl. Dev. Agcy. (H.M. Quackenbush, Inc. Proj.) Series 1988 A, 1.4%, LOC HSBC Bank USA, VRDN (a)(b)	340,000	340,000
Jericho Union Free School District TAN 2.75% 6/26/02	9,800,000	9,846,818
Long Island Pwr. Auth. Elec. Sys. Rev.:
Participating VRDN:
Series PA 522, 1.25% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(d)	12,900,000	12,900,000
Series SG 125, 1.25% (Liquidity Facility Societe Generale) (a)(d)	5,200,000	5,200,000
Sub Series 2A, 1.5%, LOC Landesbank Baden-Wuerttemberg, VRDN (a)	4,500,000	4,500,000
Metro. Trans. Auth. Dedicated Tax Fund Participating VRDN:
Series EGL 01 3205, 1.23% (Liquidity Facility Citibank NA, New York) (a)(d)	12,300,000	12,300,000
Series EGL 98 3203, 1.23% (Liquidity Facility Citibank NA, New York) (a)(d)	4,900,000	4,900,000
Municipal Securities - continued
	Principal Amount	Value (Note 1)
New York - continued
Metro. Trans. Auth. Dedicated Tax Fund Participating VRDN: - continued
Series EGL 98 3204, 1.23% (Liquidity Facility Citibank NA, New York) (a)(d)	$ 4,100,000	$ 4,100,000
Middle Country Century School District Centereach TAN 3% 6/27/02	8,000,000	8,013,078
Monroe County Arpt. Auth. Arpt. Rev. Participating VRDN Series Putters 123, 1.31% (Liquidity Facility J.P. Morgan Chase Bank) (a)(b)(d)	3,365,000	3,365,000
Monroe County Indl. Dev. Agcy. Rev.:
(Advent Tool & Mold Proj.) Series 1990 D, 1.4%, LOC HSBC Bank USA, VRDN (a)(b)	800,000	800,000
(AJL Manufacturing Proj.) Series 1996 A, 1.6%, LOC Key Bank Nat'l. Assoc., VRDN (a)(b)	2,200,000	2,200,000
(Flower City Proj.) 1.6%, LOC Fleet Nat'l. Bank, VRDN (a)(b)	2,700,000	2,700,000
Nassau County Interim Fin. Auth.:
Participating VRDN Series SGA 00 108, 1.35% (Liquidity Facility Societe Generale) (a)(d)	8,450,000	8,450,000
BAN Series 2001 B2, 2.5% 9/12/02	11,000,000	11,063,003
New York City Gen. Oblig. Participating VRDN Series EGL 94 C3, 1.23% (Liquidity Facility Citibank NA, New York) (a)(d)	4,340,000	4,340,000
New York City Indl. Dev. Agcy. Indl. Dev. Rev. Participating VRDN Series CDC 97 E, 1.26% (Liquidity Facility Caisse des Depots et Consignations) (a)(b)(d)	3,820,000	3,820,000
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev.:
Participating VRDN:
Series EGL 3207, 1.23% (Liquidity Facility Citibank NA, New York) (a)(d)	7,115,000	7,115,000
Series FRRI 6, 1.25% (Liquidity Facility Bank of New York NA) (a)(d)	9,790,000	9,790,000
Series Merlots 00 DDD, 1.43% (Liquidity Facility First Union Nat'l. Bank, North Carolina) (a)(d)	3,995,000	3,995,000
Series MSDW 00 436, 1.25% (Liquidity Facility Morgan Stanley Dean Witter & Co.) (a)(d)	3,495,000	3,495,000
Series PA 921, 1.27% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(d)	5,000,000	5,000,000
Series SGB 25, 1.23% (Liquidity Facility Societe Generale) (a)(d)	5,700,000	5,700,000
Series SGB 26, 1.23% (Liquidity Facility Societe Generale) (a)(d)	13,000,000	13,000,000
Series 1, 1.15% 3/12/02, LOC Commerzbank AG, LOC Toronto-Dominion Bank, CP	22,500,000	22,500,000
Series 1995 A, 1.5% (FGIC Insured) (BPA FGIC-SPI), VRDN (a)	5,000,000	5,000,000
Municipal Securities - continued
	Principal Amount	Value (Note 1)
New York - continued
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev.: - continued
Series 3, 1.15% 4/25/02, LOC Commerzbank AG, LOC Toronto-Dominion Bank, CP	$ 9,000,000	$ 9,000,000
Series 4, 1.2% 4/25/02, LOC Westdeutsche Landesbank Girozentrale, CP	2,600,000	2,600,000
Series C, 1.5% (FGIC Insured) (BPA FGIC-SPI), VRDN (a)	5,000,000	5,000,000
Series F1, 1.5% (Liquidity Facility Dexia Cr. Local de France), VRDN (a)	14,100,000	14,100,000
New York City Transitional Fin. Auth. Rev.:
Bonds Series BS 01 116 Class A, 1.3%, tender 3/9/02 (Liquidity Facility Bear Stearns Companies, Inc.) (a)(d)(e)	5,955,000	5,955,000
Participating VRDN:
Series EGL 01 3202, 1.23% (Liquidity Facility Citibank NA, New York) (a)(d)	3,300,000	3,300,000
Series FRRI 01 N11, 1.3% (Liquidity Facility Bank of New York NA) (a)(d)	1,500,000	1,500,000
Series Merlots 99 G, 1.43% (Liquidity Facility First Union Nat'l. Bank, North Carolina) (a)(d)	11,300,000	11,300,000
Series MSDW 00 319, 1.25% (Liquidity Facility Morgan Stanley Dean Witter & Co.) (a)(d)	3,025,000	3,025,000
Series MSDW 00 433, 1.25% (Liquidity Facility Morgan Stanley Dean Witter & Co.) (a)(d)	4,217,500	4,217,500
BAN:
Series 2002 A, 3.25% 10/2/02	3,905,000	3,935,985
Series 3, 2.75% 11/13/02	39,500,000	39,780,398
New York City Trust Cultural Resources Rev. Participating VRDN Series SGA 91, 1.53% (Liquidity Facility Societe Generale) (a)(d)	1,000,000	1,000,000
New York Envir. Facilities Corp. Poll. Cont. Rev. Participating VRDN Series EGL 94 3204, 1.23% (Liquidity Facility Citibank NA, New York) (a)(d)	9,325,000	9,325,000
New York Gen. Oblig.:
Participating VRDN:
Series RobIns 17 Class F, 1.35% (Liquidity Facility Bank of New York NA) (a)(d)	3,300,000	3,300,000
Series SGB 35, 1.35% (Liquidity Facility Societe Generale) (a)(d)	4,000,000	4,000,000
Series 1993 E5, 1.5%, LOC J.P. Morgan Chase Bank, VRDN (a)	4,100,000	4,100,000
Series 1993-A4, 1.5%, LOC Landesbank Baden-Wuerttemberg, VRDN (a)	14,300,000	14,300,000
Series 1994 A4, 1.5%, LOC Westdeutsche Landesbank Girozentrale, VRDN (a)	7,200,000	7,200,000
Municipal Securities - continued
	Principal Amount	Value (Note 1)
New York - continued
New York Gen. Oblig.: - continued
Series 1994 A7, 1.5%, LOC J.P. Morgan Chase Bank, VRDN (a)	$ 3,450,000	$ 3,450,000
Series 1994 E, 1.5%, LOC J.P. Morgan Chase Bank, VRDN (a)	5,000,000	5,000,000
Series 1994 H2, 1.5% (MBIA Insured), VRDN (a)	5,400,000	5,400,000
Series 1994E-5, 1.45%, LOC J.P. Morgan Chase Bank, VRDN (a)	4,500,000	4,500,000
Series 2002 A6, 1.5% (FSA Insured), VRDN (a)	4,200,000	4,200,000
New York Local Govt. Assistance Corp. Bonds Series B, 6% 4/1/18 (Pre-Refunded to 4/1/02 @ 102) (c)	3,000,000	3,073,401
New York State Dorm. Auth. Revs.:
Participating VRDN:
Series Merlots 00 A30, 1.43% (Liquidity Facility First Union Nat'l. Bank, North Carolina) (a)(d)	5,005,000	5,005,000
Series Merlots 00 G, 1.43% (Liquidity Facility First Union Nat'l. Bank, North Carolina) (a)(d)	8,000,000	8,000,000
Series Merlots 00 X, 1.43% (Liquidity Facility First Union Nat'l. Bank, North Carolina) (a)(d)	2,600,000	2,600,000
Series Merlots 01 A65, 1.43% (Liquidity Facility First Union Nat'l. Bank, North Carolina) (a)(d)	3,500,000	3,500,000
(Sloan-Kettering Cancer Ctr. Proj.) Series 1996, 1.35%, LOC J.P. Morgan Chase Bank, VRDN (a)	5,500,000	5,500,000
New York State Energy Research & Dev. Auth. Poll. Cont. Rev.:
Bonds (New York State Elec. & Gas Corp. Proj.):
Series 1985 A, 3.15%, tender 3/15/02, LOC J.P. Morgan Chase Bank (a)	4,500,000	4,500,000
Series 1985 B, 2.15%, tender 10/15/02, LOC J.P. Morgan Chase Bank (a)	3,800,000	3,800,000
Series 1985 D, 1.95%, tender 12/1/02, LOC Fleet Nat'l. Bank (a)	6,150,000	6,150,000
Participating VRDN Series MSDW 181, 1.35% (Liquidity Facility Morgan Stanley Dean Witter & Co.) (a)(b)(d)	4,000,000	4,000,000
(Niagara Mohawk Pwr. Corp. Proj.) Series 1988 A, 1.55%, LOC J.P. Morgan Chase Bank, VRDN (a)(b)	7,800,000	7,800,000
New York State Envir. Facilities Corp. Poll. Cont. Rev. Participating VRDN:
Series EGL 94 3202, 1.23% (Liquidity Facility Citibank NA, New York) (a)(d)	2,085,000	2,085,000
Series RobIns 9, 1.35% (Liquidity Facility Bank of New York NA) (a)(d)	6,020,000	6,020,000
New York State Gen. Oblig. Bonds Series B, 2.6%, tender 8/7/02, LOC Dexia Cr. Local de France (a)	11,000,000	11,000,000
Municipal Securities - continued
	Principal Amount	Value (Note 1)
New York - continued
New York State Hsg. Fin. Agcy. Rev.:
(101 West End Avenue Hsg. Proj.):
Series 2000 A, 1.35%, LOC Fleet Bank NA, VRDN (a)(b)	$ 2,700,000	$ 2,700,000
Series A, 1.35%, LOC Fleet Bank NA, VRDN (a)(b)	4,900,000	4,900,000
(Theatre Row Tower Hsg. Proj.) Series 2001 A, 1.35%, LOC Bayerische Hypo-und Vereinsbank AG, VRDN (a)(b)	2,500,000	2,500,000
(Worth Street Hsg. Proj.) Series 2001 A, 1.35%, LOC Bayerische Hypo-und Vereinsbank AG, VRDN (a)(b)	11,000,000	11,000,000
New York State Mtg. Agcy. Rev.:
Bonds:
Series B, 2.2%, tender 10/1/02 (a)(b)	7,000,000	7,000,000
Series PA 691R, 1.85%, tender 5/23/02 (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)(d)(e)	3,200,000	3,200,000
Series PT 108, 1.85%, tender 5/23/02 (Liquidity Facility Banco Santander Central Hispano SA) (a)(b)(d)(e)	1,640,000	1,640,000
Participating VRDN:
Series BS 00 89, 1.58% (Liquidity Facility Bear Stearns Companies, Inc.) (a)(b)(d)	2,500,000	2,500,000
Series Merlots 00 B, 1.48% (Liquidity Facility First Union Nat'l. Bank, North Carolina) (a)(b)(d)	7,195,000	7,195,000
Series Merlots 00 PP, 1.48% (Liquidity Facility First Union Nat'l. Bank, North Carolina) (a)(b)(d)	5,195,000	5,195,000
Series Merlots 97 J, 1.48% (Liquidity Facility First Union Nat'l. Bank, North Carolina) (a)(b)(d)	13,970,000	13,970,000
Series PA 29, 1.26% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)(d)	6,000,000	6,000,000
Series PT 15A, 1.26% (Liquidity Facility Commerzbank AG) (a)(b)(d)	4,500,000	4,500,000
Series ROC II R38, 1.28% (Liquidity Facility Salomon Smith Barney Hldgs., Inc.) (a)(b)(d)	4,490,000	4,490,000
New York State Pwr. Auth. & Gen. Purp. Rev.:
Series 1:
1.2% 3/6/02, CP	2,400,000	2,400,000
1.2% 4/10/02, CP	3,405,000	3,405,000
1.25% 4/11/02, CP	33,245,000	33,245,000
Series 8, 1.2% 3/11/02, CP	7,500,000	7,500,000
New York State Thruway Auth.:
1.2% 3/6/02, CP	12,000,000	12,000,000
1.25% 4/11/02, CP	6,900,000	6,900,000
New York State Thruway Auth. Hwy. & Bridge Trust Fund Bonds Series 2001 A, 4% 4/1/02	5,000,000	5,006,285
Municipal Securities - continued
	Principal Amount	Value (Note 1)
New York - continued
New York State Thruway Auth. Svc. Contract Rev. Participating VRDN:
Series EGL 00 3205, 1.23% (Liquidity Facility Citibank NA, New York) (a)(d)	$ 3,325,000	$ 3,325,000
Series EGL 00 3208, 1.23% (Liquidity Facility Citibank NA, New York) (a)(d)	4,900,000	4,900,000
New York State Urban Dev. Corp. Rev. Participating VRDN Series Merlots 00 N, 1.43% (Liquidity Facility First Union Nat'l. Bank, North Carolina) (a)(d)	2,700,000	2,700,000
North Hempstead Gen. Oblig. BAN 3.5% 5/10/02	5,780,000	5,789,936
Northport-East Northport Union Free School District TAN 3.25% 6/28/02	5,000,000	5,010,396
Oswego County Indl. Dev. Agcy. Indl. Rev. (Engraph, Inc. Proj.) Series 1989, 1.45%, LOC Suntrust Bank, VRDN (a)(b)	3,420,000	3,420,000
Oswego County Indl. Dev. Agcy. Poll. Cont. Rev. (Philip Morris Co. Proj.) 1.3%, VRDN (a)	5,200,000	5,200,000
Plainview Old Bethpage Central School District TAN 3% 6/27/02	2,000,000	2,003,272
Riverhead Central School District BAN 3% 10/2/02	5,100,000	5,124,888
Riverhead Indl. Dev. Auth. Indl. Dev. Rev. (Adchem Corp. Facility Proj.) Series 1998, 1.43%, LOC European American Bank Uniondale, VRDN (a)(b)	2,400,000	2,400,000
Rochester Gen. Oblig.:
BAN:
Series II, 3.7% 3/6/02	8,000,000	8,003,220
Series III, 3.25% 10/24/02	9,400,000	9,478,031
RAN Series IV, 3% 6/28/02	9,200,000	9,231,446
Rockland County Indl. Dev. Agcy. Indl. Dev. Rev. (INSL-X Prod. Corp. Proj.) Series 1990, 1.4%, LOC Bank of New York NA, VRDN (a)(b)	1,800,000	1,800,000
Saint Lawrence County Indl. Dev. Agcy. Poll. Cont. Rev. (Aluminum Co. of America Proj.) Series B, 1.31%, VRDN (a)	5,000,000	5,000,000
Saint Lawrence County Indl. Dev. Auth. Envir. Facilities (Aluminum Co. of America Proj.) Series 1998 A, 1.36%, VRDN (a)(b)	3,250,000	3,250,000
Schenectady County Indl. Dev. Agcy. Rev. (Super Steel Schenectady Proj.) Series 1996 A, 1.35%, LOC Key Bank Nat'l. Assoc., VRDN (a)(b)	3,200,000	3,200,000
Smithtown Central School District:
BAN 2.75% 7/16/02	1,000,000	1,005,420
TAN 3% 6/25/02	8,900,000	8,915,046
South Huntington Union Free School District TAN 3% 6/28/02	9,500,000	9,513,031
Municipal Securities - continued
	Principal Amount	Value (Note 1)
New York - continued
Suffolk County Indl. Dev. Agcy. Civic Facility Rev. (Maryhaven Ctr. of Hope Proj.) Series 1997 A, 1.45%, LOC Key Bank Nat'l. Assoc., VRDN (a)	$ 2,400,000	$ 2,400,000
Syosset Central School District TAN 3% 6/27/02	15,000,000	15,026,305
Triborough Bridge & Tunnel Auth. Revs. Participating VRDN:
Series FRRI 00 N15, 1.25% (Liquidity Facility Bank of New York NA) (a)(d)	12,100,000	12,100,000
Series FRRI 00 N17, 1.25% (Liquidity Facility Bank of New York NA) (a)(d)	74,200,000	74,200,000
West Babylon Union Free School District BAN 1.75% 8/9/02 (f)	2,400,000	2,404,200
Westchester County Indl. Dev. Agcy. Continuing Care Retirement Cmnty. Rev. (Hebrew Hosp.-Westchester Meadows Proj.) Series 2000 B, 1.4%, LOC BNP Paribas SA, VRDN (a)	4,800,000	4,800,000
		868,254,999
New York & New Jersey - 5.0%
Port Auth. New York & New Jersey:
Participating VRDN Series ROC II R95, 1.3% (Liquidity Facility Salomon Smith Barney Hldgs., Inc.) (a)(b)(d)	5,600,000	5,600,000
Series 1991, 1.2919%, VRDN (a)(b)(e)	9,800,000	9,800,000
Series 1996 5, 1.75%, VRDN (a)	4,800,000	4,800,000
Series 1997 4B, 1.85%, VRDN (a)(b)	2,000,000	2,000,000
Series 4, 1.75%, VRDN (a)	4,400,000	4,400,000
Series A, 1.25% 2/21/02, CP (b)	3,640,000	3,640,000
Series B, 1.25% 4/11/02, CP	6,135,000	6,135,000
Port Auth. New York & New Jersey Spl. Oblig. Rev. Series 4, 1.75%, VRDN (a)(b)	10,000,000	10,000,000
		46,375,000
TOTAL INVESTMENT PORTFOLIO - 97.3%		914,629,999
NET OTHER ASSETS - 2.7%		25,739,827
NET ASSETS - 100%		$ 940,369,826
Total Cost for Income Tax Purposes $ 914,629,999
Security Type Abbreviations
BAN - BOND ANTICIPATION NOTE
CP - COMMERCIAL PAPER
RAN - REVENUE ANTICIPATION NOTE
TAN - TAX ANTICIPATION NOTE
VRDN - VARIABLE RATE DEMAND NOTE
Legend
(a) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(b) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(c) Security collateralized by an amount sufficient to pay interest and principal.
(d) Provides evidence of ownership in one or more underlying municipal bonds.
(e) Restricted securities - Investment in securities not registered under the Securities Act of 1933.
Additional information on each holding is as follows:
Security	Acquisition Date	Cost
New York City Transitional Fin. Auth. Rev. Bonds Series BS 01 116 Class A, 1.3%, tender 3/9/02 (Liquidity Facility Bear Stearns Companies, Inc.)	3/7/01	$ 5,955,000
New York State Mtg. Agcy. Rev. Bonds Series PA 691R, 1.85%, tender 5/23/02 (Liquidity Facility Merrill Lynch & Co., Inc.)	6/1/00	$ 3,200,000
New York State Mtg. Agcy. Rev. Bonds Series PT 108, 1.85%, tender 5/23/02 (Liquidity Facility Banco Santander Central Hispano SA)	8/31/00	$ 1,640,000
Port Auth. New York & New Jersey Series 1991, 1.2919%, VRDN	6/18/91	$ 9,800,000
(f) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
Other Information

The fund invested in securities that are not registered under the Securities Act of 1933. At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $20,595,000 or 2.2% of net assets.

Income Tax Information

During the fiscal year ended January 31, 2002, 100.00% of the fund's income dividends was free from federal income tax, and 18.93% of the fund's income dividends was subject to the federal alternative minimum tax (unaudited). The fund will notify shareholders in January 2003 of amounts for use in preparing 2002 income tax returns.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Spartan New York Municipal Money Market Fund

Financial Statements

Statement of Assets and Liabilities

	January 31, 2002
Assets
Investment in securities, at value - See accompanying schedule		$ 914,629,999
Cash		20,194,170
Receivable for investments sold		5,154,930
Receivable for fund shares sold		1,856,152
Interest receivable		4,739,441
Other receivables		60,376
Total assets		946,635,068
Liabilities
Payable for investments purchased on a delayed delivery basis	$ 2,404,200
Payable for fund shares redeemed	3,441,598
Distributions payable	104,123
Accrued management fee	312,804
Other payables and accrued expenses	2,517
Total liabilities		6,265,242
Net Assets		$ 940,369,826
Net Assets consist of:
Paid in capital		$ 940,267,324
Accumulated undistributed net realized gain (loss) on investments		102,502
Net Assets, for 940,250,333 shares outstanding		$ 940,369,826
Net Asset Value, offering price and redemption price per share ($940,369,826 ÷ 940,250,333 shares)		$1.00

See accompanying notes which are an integral part of the financial statements.

Annual Report

Spartan New York Municipal Money Market Fund
Financial Statements - continued

Statement of Operations

	Year ended January 31, 2002
Investment Income Interest		$ 25,403,654
Expenses
Management fee	$ 4,614,889
Non-interested trustees' compensation	3,372
Total expenses before reductions	4,618,261
Expense reductions	(414,183)	4,204,078
Net investment income		21,199,576
Net Realized Gain (Loss) on Investment Securities		194,379
Net increase (decrease) in net assets resulting from operations		$ 21,393,955

See accompanying notes which are an integral part of the financial statements.

Annual Report

Spartan New York Municipal Money Market Fund
Financial Statements - continued

Statement of Changes in Net Assets

	Year ended January 31, 2002	Year ended January 31, 2001
Increase (Decrease) in Net Assets
Operations Net investment income	$ 21,199,576	$ 31,499,063
Net realized gain (loss)	194,379	9,675
Net increase (decrease) in net assets resulting from operations	21,393,955	31,508,738
Distributions to shareholders from net investment income	(21,199,576)	(31,499,063)
Share transactions at net asset value of $1.00 per share Proceeds from sales of shares	667,925,502	788,598,205
Reinvestment of distributions from net investment income	18,983,935	28,450,269
Cost of shares redeemed	(650,904,850)	(721,975,370)
Net increase (decrease) in net assets and shares resulting from share transactions	36,004,587	95,073,104
Total increase (decrease) in net assets	36,198,966	95,082,779
Net Assets
Beginning of period	904,170,860	809,088,081
End of period	$ 940,369,826	$ 904,170,860

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights

Years ended January 31,	2002	2001	2000	1999	1998
Selected Per-Share Data
Net asset value, beginning of period	$ 1.000	$ 1.000	$ 1.000	$ 1.000	$ 1.000
Income from Investment Operations Net investment income	.022	.036	.028	.030	.032
Less Distributions
From net investment income	(.022)	(.036)	(.028)	(.030)	(.032)
Net asset value, end of period	$ 1.000	$ 1.000	$ 1.000	$ 1.000	$ 1.000
Total Return A, B	2.23%	3.68%	2.86%	3.01%	3.26%
Ratios to Average Net Assets C
Expenses before expense reductions	.48%	.50%	.50%	.50%	.50%
Expenses net of voluntary waivers, if any	.47%	.50%	.50%	.50%	.50%
Expenses net of all reductions	.44%	.49%	.50%	.49%	.50%
Net investment income	2.22%	3.62%	2.82%	2.97%	3.21%
Supplemental Data
Net assets, end of period (000 omitted)	$ 940,370	$ 904,171	$ 809,088	$ 808,483	$ 786,679

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Total returns do not include the effect of the former account closeout fee.

C Expense ratios reflect operating expenses of the fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the fund during periods when reimbursements or reductions occur. Expenses net of voluntary waivers reflects expenses after reimbursements by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the fund.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity New York Municipal Money Market Fund

Performance: The Bottom Line

To evaluate a money market fund's historical performance, you can look at either total return or yield. Total return reflects the change in value of an investment, assuming reinvestment of the fund's dividend income. Yield measures the income paid by a fund. Since a money market fund tries to maintain a $1 share price, yield is an important measure of performance.

Cumulative Total Returns

Periods ended January 31, 2002	Past 1 year	Past 5 years	Past 10 years
Fidelity NY Municipal Money Market	2.14%	15.44%	31.13%
New York Tax-Free Retail Money Market Funds Average	1.98%	14.53%	29.49%

Cumulative total returns show the fund's performance in percentage terms over a set period - in this case, one year, five years or 10 years. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. To measure how the fund's performance stacked up against its peers, you can compare it to the New York tax-free retail money market funds average, which reflects the performance of tax-free retail money market funds with similar objectives tracked by iMoneyNet, Inc. The past one year average represents a peer group of 41 money market funds.

Average Annual Total Returns

Periods ended January 31, 2002	Past 1 year	Past 5 years	Past 10 years
Fidelity NY Municipal Money Market	2.14%	2.91%	2.75%
New York Tax-Free Retail Money Market Funds Average	1.98%	2.75%	2.61%

Average annual total returns take the fund's cumulative return and show you what would have happened if the fund had performed at a constant rate each year.

Annual Report

Fidelity New York Municipal Money Market Fund
Performance - continued

Yields

	1/28/02	10/29/01	7/30/01	4/30/01	1/29/01

Fidelity New York Municipal Money Market Fund	0.99%	1.64%	2.22%	3.51%	3.44%

New York Tax-Free Retail Money Market Funds Average	0.85%	1.50%	1.83%	3.36%	3.31%

Fidelity New York Municipal Money Market Fund - Tax-equivalent	1.70%	2.82%	3.82%	6.02%	5.91%

Portion of fund's income subject to state taxes	2.02%	0.08%	0.09%	2.51%	0.00%

Yield refers to the income paid by the fund over a given period. Yields for money market funds are usually for seven-day periods, expressed as annual percentage rates. A yield that assumes income earned is reinvested or compounded is called an effective yield. The table above shows the fund's current seven-day yield at quarterly intervals over the past year. You can compare these yields to the New York tax-free retail money market funds average as tracked by iMoneyNet, Inc. Or you can look at the fund's tax-equivalent yield, which is based on a combined effective federal, state and New York City income tax rate of 41.82%. The fund's yields mentioned above reflect that a portion of the fund's income was subject to state taxes. A portion of the fund's income may be subject to the federal alternative minimum tax.

A money market fund's total returns and yields will vary, and reflect past results rather than predict future performance.

Comparing
Performance

Yields on tax-free investments are usually lower than yields on taxable investments. However, a straight comparison between the two may be misleading because it ignores the way taxes reduce taxable returns. Tax-equivalent yield - the yield you'd have to earn on a similar taxable investment to match the tax-free yield - makes the comparison more meaningful. Keep in mind that the U.S. government neither insures nor guarantees a money market fund. In fact, there is no assurance that a money market fund will maintain a $1 share price.

Annual Report

Fidelity New York Municipal Money Market Fund

Fund Talk: The Manager's Overview

(Portfolio Manager photograph)
An interview with Kim Miller, Portfolio Manager of Fidelity New York Municipal Money Market Fund

Q. Kim, what was the investment environment like during the 12 months that ended January 31, 2002?

A. We witnessed a continued decline in interest rates, as the Federal Reserve Board tried to keep the U.S. economy from sliding into recession. The Fed cut the benchmark federal funds rate a total of 11 times in 2001. The first five came in increments of 0.50 percentage points and were followed by cuts of 0.25 percentage points in June and again in August. By early September, some in the market anticipated that the Fed was nearing the end of its most recent rate-easing cycle. However, the situation changed dramatically in the aftermath of the terrorist attacks on September 11. With the economy slowing considerably, it was clear that a recession was imminent. In response, the Fed sought to buoy the economy by implementing four additional rate cuts of 0.50 percentage points, one on September 17 when the markets reopened and again at its meetings in October, November and December. All told, the Fed reduced the target rate from 6.50% at the beginning of 2001 to 1.75% by the end of the year. At its January 2002 meeting, the Fed decided to stand pat and hold rates steady, indicating to many in the market that its rate-cutting spree may be over.

Q. Did the terrorist attacks have any effect on the New York municipal money market?

A. The fund held a significant amount of debt issued by New York City as well as other city-supported entities and the Port Authority of New York and New Jersey. After September 11, we took a close look to see if the events would have a significant impact on them. After thorough analysis, we determined that our holdings met the same credit standards as before. There has been some movement in the New York City real estate market, with companies relocating out of town, but some of that business was recaptured in midtown Manhattan. Most importantly, the widespread exodus of business that had been feared did not come to pass. The city government was responsive and forthcoming about the financial impact of the events of September 11, an attitude that provided some comfort within this uncertain environment.

Q. What kind of approach was taken with the fund?

A. Given the trend of declining interest rates through most of the period, we looked to lengthen the average maturity of the fund. The intention was to lock in attractive yields before rates declined by investing in longer-term, fixed-rate notes. However, from time to time new capital coming into the fund shortened its average maturity. The fund grew in size because money market assets became quite attractive during this period of intense uncertainty. More recently, with the future direction of interest rates becoming less clear, I've looked to bring the fund's average maturity to a more neutral level relative to its peers by investing less in longer-term fixed-rate paper.

Annual Report

Fidelity New York Municipal Money Market Fund
Fund Talk: The Manager's Overview - continued

Q. How did the fund perform?

A. The fund's seven-day yield on January 31, 2002, was 1.00%, compared to 3.78% 12 months ago. The more recent seven-day yield was the equivalent of a 1.71% taxable rate of return for New York investors in the 41.82% combined federal, state and New York City income tax bracket. The fund's yields reflect that a portion of the fund's income was subject to state taxes. Through January 31, 2002, the fund's 12-month total return was 2.14%, compared to 1.98% for the New York tax-free retail money market funds average, according to iMoneyNet, Inc.

Q. What's your outlook, Kim?

A. I believe we are at the end of the Fed's interest rate cutting cycle because it appears the economy has bottomed. As a result, I anticipate the Fed may see little need to cut rates further. In fact, the Fed should feel little pressure to change rates one way or the other because emerging economic data has been mixed, with higher unemployment, low capacity utilization and no signs of emerging inflationary pressures. Market yields currently reflect the expectation that the Fed will need to raise rates going forward to temper growth once it's rekindled in order to keep inflation at bay. However, I feel the market is anticipating more aggressive Fed tightening than I think will occur. As a result, I expect to run the fund with a neutral to slightly long maturity bias for the foreseeable future.

The views expressed in this report reflect those of the portfolio manager only through the end of the period of the report as stated on the cover and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Fund Facts

Goal: seeks as high a level of current income exempt from federal income tax and New York State and City income taxes as is consistent with preservation of capital

Fund number: 092

Trading symbol: FNYXX

Start date: July 6, 1984

Size: as of January 31, 2002, more than $2.4 billion

Manager: Kim Miller, since 2001; manager, various Fidelity and Spartan municipal money market funds; joined Fidelity in 1990

3

Annual Report

Fidelity New York Municipal Money Market Fund

Investment Changes

Maturity Diversification
Days	% of fund's investments 1/31/02	% of fund's investments 7/31/01	% of fund's investments 1/31/01
0 - 30	62.9	69.3	75.5
31 - 90	11.5	11.5	7.7
91 - 180	13.6	5.6	11.8
181 - 397	12.0	13.6	5.0
Weighted Average Maturity
	1/31/02	7/31/01	1/31/01
Fidelity New York Municipal Money Market Fund	60 Days	61 Days	38 Days
New York Tax Free-Free Retail Money Market Funds Average *	46 Days	49 Days	41 Days
Asset Allocation (% of fund's net assets)
As of January 31, 2002	As of July 31, 2001
Variable Rate Demand Notes (VRDNs) 57.1%	Variable Rate Demand Notes (VRDNs) 64.2%
Commercial Paper (including CP Mode) 11.2%	Commercial Paper (including CP Mode) 9.5%
Tender Bonds 5.2%	Tender Bonds 2.6%
Municipal Notes 20.4%	Municipal Notes 17.8%
Other Investments 1.7%	Other Investments 2.0%
Net Other Assets 4.4%	Net Other Assets 3.9%

*Source: iMoneyNet, Inc.

Annual Report

Fidelity New York Municipal Money Market Fund

Investments January 31, 2002

Showing Percentage of Net Assets

Municipal Securities - 95.6%
	Principal Amount	Value (Note 1)
New York - 86.7%
Albany Indl. Dev. Agcy. Civic Facility Rev. (Univ. at Albany Foundation Student Hsg. Corp.-Empire Commons Proj.):
Series 2001 C, 1.3% (AMBAC Insured), VRDN (a)	$ 14,275,000	$ 14,275,000
Series 2001 D, 1.3% (AMBAC Insured), VRDN (a)	18,205,000	18,205,000
Amherst Indl. Dev. Auth. Indl. Dev. Rev. (Maple Dev. Proj.) Series 1986, 1.4%, LOC HSBC Bank USA, VRDN (a)(b)	490,000	490,000
Amsterdam Indl. Dev. Agcy. Indl. Dev. Rev. (Longview Fiber Co. Proj.) Series 1987, 1.45%, LOC ABN-AMRO Bank NV, VRDN (a)	1,880,000	1,880,000
Babylon Indl. Dev. Agcy. Indl. Dev. Rev. (Southern Container Corp. Proj.) 1.4%, LOC Fleet Bank NA, VRDN (a)(b)	2,000,000	2,000,000
Bethpage Union Free School District TAN 3.25% 6/27/02	4,000,000	4,009,338
Binghamton Gen. Oblig. BAN 2.75% 9/26/02	13,056,000	13,101,609
Brentwood Union Free School District #12 TAN 3% 6/28/02	16,000,000	16,025,119
Chautauqua County Indl. Dev. Auth. Civic Facilities Rev. 1.35%, LOC PNC Bank NA, Pittsburgh, VRDN (a)	4,410,000	4,410,000
Chemung County Indl. Dev. Agcy. Indl. Dev. Rev.:
(McWane, Inc. Proj.) Series 1992 A, 1.55%, LOC Amsouth Bank NA, Birmingham, VRDN (a)(b)	1,885,000	1,885,000
(Mmars 2nd Prog. Trayer, Inc. Proj.) Series A, 1.4%, LOC HSBC Bank USA, VRDN (a)(b)	780,000	780,000
Commack Union Free School District TAN 3.5% 6/27/02	10,000,000	10,031,155
Deer Park Union Free School District TAN 3% 6/25/02	5,500,000	5,508,238
Dutchess County Gen. Oblig. BAN 3.5% 2/14/02	4,727,000	4,727,522
East Irondequoit Central School District BAN 2.1% 6/28/02	7,000,000	7,013,173
East Ramapo Central School District TAN 3% 6/27/02	5,000,000	5,007,600
East Syracuse-Minoa Central School District BAN 2.75% 12/13/02	3,709,549	3,734,011
East Williston Union Free School District TAN 3% 6/27/02	4,000,000	4,006,693
Elwood Union Free School District BAN 2.75% 12/20/02	6,000,000	6,050,444
Half Hollow Hills Central School District of Huntington & Babylon TAN:
3% 6/28/02	10,000,000	10,017,656
3.125% 6/28/02	4,000,000	4,009,034
Hauppauge Union Free School District TAN 3% 6/27/02	8,000,000	8,012,479
Hewlett-Woodmere Union Free School District TAN 3.1% 6/27/02	2,000,000	2,003,111
Hicksville Union Free School District TAN 3% 6/27/02	5,000,000	5,029,047
Irvington Union Free School District TAN 3% 6/27/02	6,000,000	6,008,885
Jefferson County Indl. Dev. Agcy. Indl. Dev. Rev. (Fisher Gauge Facilities Proj.) Series 1996, 1.25%, LOC Fleet Bank NA, VRDN (a)(b)	2,200,000	2,200,000
Municipal Securities - continued
	Principal Amount	Value (Note 1)
New York - continued
Lakeland Central School District of Shrub Oak BAN 3% 6/28/02	$ 12,899,000	$ 12,918,221
Locust Valley Central School District TAN 2.75% 6/27/02	4,500,000	4,521,292
Long Beach City School District TAN 3.25% 6/27/02	5,000,000	5,014,145
Long Island Pwr. Auth. Elec. Sys. Rev.:
Participating VRDN:
Series PA 565, 1.25% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(d)	23,995,000	23,995,000
Series ROC II R65, 1.5% (Liquidity Facility Salomon Smith Barney Hldgs., Inc.) (a)(d)	4,995,000	4,995,000
Series 1, 1.2% 3/6/02, LOC J.P. Morgan Chase Bank, LOC Bayerische Landesbank Girozentrale, CP	20,000,000	20,000,000
Massapequa Union Free School District TAN 3% 6/27/02	10,500,000	10,514,708
Metro. Trans. Auth. Dedicated Tax Fund:
Bonds Series A, 4% 11/15/02	10,260,000	10,425,273
Participating VRDN:
Series EGL 01 3205, 1.23% (Liquidity Facility Citibank NA, New York) (a)(d)	30,020,000	30,020,000
Series EGL 98 3203, 1.23% (Liquidity Facility Citibank NA, New York) (a)(d)	6,700,000	6,700,000
Series EGL 98 3204, 1.23% (Liquidity Facility Citibank NA, New York) (a)(d)	8,900,000	8,900,000
Metro. Trans. Auth. Transit Facilities Rev.:
Participating VRDN Series Merlots 00 F, 1.43% (Liquidity Facility First Union Nat'l. Bank, North Carolina) (a)(d)	11,165,000	11,165,000
Series B, 1.2% 3/25/02, LOC ABN-AMRO Bank NV, CP	13,900,000	13,900,000
Middle Country Century School District Centereach TAN 3% 6/27/02	3,000,000	3,004,348
Mineola Union Free School District TAN 3% 6/27/02	6,000,000	6,034,627
Monroe County Arpt. Auth. Arpt. Rev. Participating VRDN Series Putters 123, 1.31% (Liquidity Facility J.P. Morgan Chase Bank) (a)(b)(d)	5,600,000	5,600,000
Monroe County Indl. Dev. Agcy. Rev.:
(Advent Tool & Mold Proj.) Series 1990 D, 1.4%, LOC HSBC Bank USA, VRDN (a)(b)	310,000	310,000
(AJL Manufacturing Proj.) Series 1996 A, 1.6%, LOC Key Bank Nat'l. Assoc., VRDN (a)(b)	3,565,000	3,565,000
(Flower City Proj.) 1.6%, LOC Fleet Nat'l. Bank, VRDN (a)(b)	3,465,000	3,465,000
(Hover-Davis, Inc. Proj.) Series 2000, 1.6%, LOC J.P. Morgan Chase Bank, VRDN (a)(b)	2,630,000	2,630,000
Nassau County Indl. Dev. Agcy. Indl. Dev. Rev. (CR/PL, Inc. Proj.) Series 1985, 1.9%, LOC American Nat'l. Bank & Trust, Chicago, VRDN (a)	4,930,000	4,930,000
Municipal Securities - continued
	Principal Amount	Value (Note 1)
New York - continued
Nassau County Interim Fin. Auth.:
Participating VRDN Series SGA 00 108, 1.35% (Liquidity Facility Societe Generale) (a)(d)	$ 26,100,000	$ 26,100,000
BAN Series 2001 B2:
2.5% 9/12/02	17,700,000	17,801,348
2.5% 12/5/02	5,000,000	5,033,068
New York City Gen. Oblig. Participating VRDN Series EGL 94 C3, 1.23% (Liquidity Facility Citibank NA, New York) (a)(d)	4,130,000	4,130,000
New York City Hsg. Dev. Corp. Multi-family Rev.:
(Fountains Proj.) Series A, 1.3%, LOC Fleet Nat'l. Bank, VRDN (a)(b)	1,900,000	1,900,000
(West 55th Street Dev. Proj.) 1.3%, LOC Bayerische Hypo-und Vereinsbank AG, VRDN (a)(b)	105,000,000	105,000,000
New York City Indl. Dev. Agcy. Civic Facility Rev.:
(Casa Proj.) Series 2000, 1.5%, LOC J.P. Morgan Chase Bank, VRDN (a)	4,600,000	4,600,000
(Peninsula Hosp. Ctr. Proj.) Series 1998, 1.5%, LOC J.P. Morgan Chase Bank, VRDN (a)	2,125,000	2,125,000
New York City Indl. Dev. Agcy. Indl. Dev. Rev. Participating VRDN:
Series CDC 96 H, 1.26% (Liquidity Facility Caisse des Depots et Consignations) (a)(b)(d)	3,015,000	3,015,000
Series CDC 97 E, 1.26% (Liquidity Facility Caisse des Depots et Consignations) (a)(b)(d)	4,400,000	4,400,000
Series CDC 97 H, 1.26% (Liquidity Facility Caisse des Depots et Consignations) (a)(b)(d)	6,240,000	6,240,000
Series PT 459, 1.26% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)(d)	4,350,000	4,350,000
New York City Indl. Dev. Agcy. Solid Waste Facility Rev. (USA Waste Svcs. Proj.) 1.35%, LOC J.P. Morgan Chase Bank, VRDN (a)(b)	4,000,000	4,000,000
New York City Indl. Dev. Agcy. Spl. Facilities Rev. (Air Express Int'l. Corp. Proj.) Series 1997, 1.3%, LOC First Union Nat'l. Bank, North Carolina, VRDN (a)(b)	9,000,000	9,000,000
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev.:
Bonds Series B, 6.375% 6/15/22 (Pre-Refunded to 6/15/02 @ 101) (c)	2,400,000	2,467,436
Participating VRDN:
Series BA 97 A2, 1.25% (Liquidity Facility Bank of America NA) (a)(d)	6,345,000	6,345,000
Series EGL 3207, 1.23% (Liquidity Facility Citibank NA, New York) (a)(d)	13,900,000	13,900,000
Series FRRI 6, 1.25% (Liquidity Facility Bank of New York NA) (a)(d)	20,800,000	20,800,000
Municipal Securities - continued
	Principal Amount	Value (Note 1)
New York - continued
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev.: - continued
Participating VRDN:
Series Merlots 00 DDD, 1.43% (Liquidity Facility First Union Nat'l. Bank, North Carolina) (a)(d)	$ 7,975,000	$ 7,975,000
Series PA 921, 1.27% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(d)	38,270,000	38,270,000
Series ROC II R144, 1.23% (Liquidity Facility Salomon Smith Barney Hldgs., Inc.) (a)(d)	5,995,000	5,995,000
Series SGB 25, 1.23% (Liquidity Facility Societe Generale) (a)(d)	37,400,000	37,400,000
Series SGB 26, 1.23% (Liquidity Facility Societe Generale) (a)(d)	19,900,000	19,900,000
Series 1:
1.15% 3/12/02, LOC Commerzbank AG, LOC Toronto-Dominion Bank, CP	53,100,000	53,100,000
1.2% 3/12/02, LOC Commerzbank AG, LOC Toronto-Dominion Bank, CP	15,000,000	15,000,000
1.35% 4/25/02, LOC Commerzbank AG, LOC Toronto-Dominion Bank, CP	1,000,000	1,000,000
Series 4, 1.2% 4/25/02, LOC Westdeutsche Landesbank Girozentrale, CP	20,000,000	20,000,000
Series F2, 1.3% (Liquidity Facility J.P. Morgan Chase Bank), VRDN (a)	37,300,000	37,300,000
New York City Transitional Fin. Auth. Rev.:
Bonds Series BS 01 116 Class A, 1.3%, tender 3/9/02 (Liquidity Facility Bear Stearns Companies, Inc.) (a)(d)(e)	11,600,000	11,600,000
Participating VRDN:
Series EGL 00 3206, 1.23% (Liquidity Facility Citibank NA, New York) (a)(d)	6,000,000	6,000,000
Series FRRI 01 N11, 1.3% (Liquidity Facility Bank of New York NA) (a)(d)	8,120,000	8,120,000
Series Merlots 99 G, 1.43% (Liquidity Facility First Union Nat'l. Bank, North Carolina) (a)(d)	22,695,000	22,695,000
Series PA 618, 1.27% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(d)	6,995,000	6,995,000
Series Putters 129, 1.28% (Liquidity Facility J.P. Morgan Chase & Co.) (a)(d)	12,920,000	12,920,000
BAN Series 3, 2.75% 11/13/02	97,460,000	98,154,337
Series 2001 B, 1.5% (Liquidity Facility Landesbank Baden-Wuerttemberg), VRDN (a)	2,000,000	2,000,000
New York Envir. Facilities Corp. Poll. Cont. Rev. Participating VRDN Series EGL 94 3204, 1.23% (Liquidity Facility Citibank NA, New York) (a)(d)	17,400,000	17,400,000
Municipal Securities - continued
	Principal Amount	Value (Note 1)
New York - continued
New York Gen. Oblig.:
Bonds:
Series B, 7.5% 2/1/02	$ 10,000,000	$ 10,000,000
Series G, 5.6% 2/1/02	5,000,000	5,000,000
Participating VRDN:
Series EGL 01 3204, 1.23% (Liquidity Facility Citibank NA, New York) (a)(d)	24,750,000	24,750,000
Series MSDW 00 394, 1.25% (Liquidity Facility Morgan Stanley Dean Witter & Co.) (a)(d)	6,915,000	6,915,000
Series MSDW 01 525, 1.25% (Liquidity Facility Morgan Stanley Dean Witter & Co.) (a)(d)	6,910,000	6,910,000
Series ROC II R22, 1.23% (Liquidity Facility Salomon Smith Barney Hldgs., Inc.) (a)(d)	10,240,000	10,240,000
Series SGB 35, 1.35% (Liquidity Facility Societe Generale) (a)(d)	9,000,000	9,000,000
Series 1994 E4, 1.5%, LOC State Street Bank & Trust Co., VRDN (a)	8,900,000	8,900,000
Series 1995 F3, 1.25%, LOC J.P. Morgan Chase Bank, VRDN (a)	7,300,000	7,300,000
Series H2, 1.5% (MBIA Insured), VRDN (a)	10,500,000	10,500,000
New York Local Govt. Assistance Corp. Bonds Series MSDW 01 543, 1.8%, tender 6/13/02 (Liquidity Facility Morgan Stanley Dean Witter & Co.) (a)(d)	8,507,500	8,507,500
New York State Dorm. Auth. Revs.:
Participating VRDN:
Series BA 01 D, 1.25% (Liquidity Facility Bank of America NA) (a)(d)	2,900,000	2,900,000
Series Merlots 00 G, 1.43% (Liquidity Facility First Union Nat'l. Bank, North Carolina) (a)(d)	15,620,000	15,620,000
Series Merlots 00 X, 1.43% (Liquidity Facility First Union Nat'l. Bank, North Carolina) (a)(d)	4,900,000	4,900,000
Series Merlots 01 A30, 1.43% (Liquidity Facility First Union Nat'l. Bank, North Carolina) (a)(d)	3,000,000	3,000,000
Series SGA 01 132, 1.35% (Liquidity Facility Societe Generale) (a)(d)	2,000,000	2,000,000
(Sloan-Kettering Cancer Ctr. Proj.):
Series 1989 C, 1.35%, LOC J.P. Morgan Chase Bank, VRDN (a)	2,800,000	2,800,000
Series 1996, 1.35%, LOC J.P. Morgan Chase Bank, VRDN (a)	5,500,000	5,500,000
Series 2000, 1.2% 2/6/02, LOC J.P. Morgan Chase Bank, CP	7,700,000	7,700,000
Municipal Securities - continued
	Principal Amount	Value (Note 1)
New York - continued
New York State Energy Research & Dev. Auth. Facilities Rev. (Consolidated Edison Co. Proj.) Series 2001 A3, 1.3%, LOC Barclays Bank PLC, VRDN (a)	$ 19,000,000	$ 19,000,000
New York State Energy Research & Dev. Auth. Gas Facilities Rev. Participating VRDN Series PA 796, 1.26% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)(d)	6,495,000	6,495,000
New York State Energy Research & Dev. Auth. Poll. Cont. Rev.:
Bonds (New York State Elec. & Gas Corp. Proj.):
Series 1985 A, 3.15%, tender 3/15/02, LOC J.P. Morgan Chase Bank (a)	9,000,000	9,000,000
Series 1985 B, 2.15%, tender 10/15/02, LOC J.P. Morgan Chase Bank (a)	8,700,000	8,700,000
Series 1985 D, 1.95%, tender 12/1/02, LOC Fleet Nat'l. Bank (a)	5,000,000	5,000,000
Participating VRDN Series MSDW 181, 1.35% (Liquidity Facility Morgan Stanley Dean Witter & Co.) (a)(b)(d)	6,870,000	6,870,000
New York State Envir. Facilities Corp. Clean Wtr. & Drinking Wtr. Rev. Bonds Series PT 409, 1.8%, tender 5/23/02 (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(d)(e)	9,170,000	9,170,000
New York State Envir. Facilities Corp. Poll. Cont. Rev. Participating VRDN:
Series EGL 94 3202, 1.23% (Liquidity Facility Citibank NA, New York) (a)(d)	10,000,000	10,000,000
Series PA 174, 1.23% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(d)	4,995,000	4,995,000
Series RobIns 9, 1.35% (Liquidity Facility Bank of New York NA) (a)(d)	13,100,000	13,100,000
New York State Gen. Oblig. Bonds Series B, 2.6%, tender 8/7/02, LOC Dexia Cr. Local de France (a)	26,150,000	26,150,000
New York State Hsg. Fin. Agcy. Rev.:
(101 West End Avenue Hsg. Proj.):
Series 2000 A, 1.35%, LOC Fleet Bank NA, VRDN (a)(b)	5,300,000	5,300,000
Series A, 1.35%, LOC Fleet Bank NA, VRDN (a)(b)	6,100,000	6,100,000
(South Cove Plaza Proj.) Series A, 1.2%, LOC Freddie Mac, VRDN (a)(b)	15,000,000	15,000,000
(Theatre Row Tower Hsg. Proj.) Series 2000 A, 1.35%, LOC Bayerische Hypo-und Vereinsbank AG, VRDN (a)(b)	5,100,000	5,100,000
(Victory Hsg. Proj.):
Series 2000 A, 1.35%, LOC Key Bank Nat'l. Assoc., VRDN (a)(b)	10,800,000	10,800,000
Series 2001 A, 1.35%, LOC Key Bank Nat'l. Assoc., VRDN (a)(b)	34,000,000	34,000,000
Series 2002 A, 1.35% (Liquidity Facility Key Bank Nat'l. Assoc.), VRDN (a)(b)	14,000,000	14,000,000
Municipal Securities - continued
	Principal Amount	Value (Note 1)
New York - continued
New York State Hsg. Fin. Agcy. Rev.: - continued
(Worth Street Hsg. Proj.) Series 2001 A, 1.35%, LOC Bayerische Hypo-und Vereinsbank AG, VRDN (a)(b)	$ 10,000,000	$ 10,000,000
New York State Med. Care Facilities Fin. Agcy. Rev. Participating VRDN Series PT 411, 1.25% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(d)	3,705,000	3,705,000
New York State Mtg. Agcy. Rev.:
Bonds:
Series B, 2.2%, tender 10/1/02 (a)(b)	15,000,000	15,000,000
Series PA 691R, 1.85%, tender 5/23/02 (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)(d)(e)	6,790,000	6,790,000
Series PT 108, 1.85%, tender 5/23/02 (Liquidity Facility Banco Santander Central Hispano SA) (a)(b)(d)(e)	2,010,000	2,010,000
Series PT 289, 1.92%, tender 5/16/02 (Liquidity Facility Landesbank Hessen-Thuringen) (a)(d)(e)	7,400,000	7,400,000
Series PT 343, 1.92%, tender 5/16/02 (Liquidity Facility Bayerische Hypo-und Vereinsbank AG) (a)(d)(e)	6,745,000	6,745,000
Participating VRDN:
Series BS 00 89, 1.58% (Liquidity Facility Bear Stearns Companies, Inc.) (a)(b)(d)	2,970,000	2,970,000
Series Merlots 00 A33, 1.43% (Liquidity Facility First Union Nat'l. Bank, North Carolina) (a)(d)	7,665,000	7,665,000
Series Merlots 00 B, 1.48% (Liquidity Facility First Union Nat'l. Bank, North Carolina) (a)(b)(d)	12,785,000	12,785,000
Series Merlots 00 B3, 1.48% (Liquidity Facility First Union Nat'l. Bank, North Carolina) (a)(b)(d)	4,795,000	4,795,000
Series Merlots 00 PP, 1.48% (Liquidity Facility First Union Nat'l. Bank, North Carolina) (a)(b)(d)	10,800,000	10,800,000
Series Merlots 97 J, 1.48% (Liquidity Facility First Union Nat'l. Bank, North Carolina) (a)(b)(d)	2,190,000	2,190,000
Series PA 410, 1.26% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)(d)	4,670,000	4,670,000
Series PT 1204, 1.26% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)(d)	7,660,000	7,660,000
Series PT 15A, 1.26% (Liquidity Facility Commerzbank AG) (a)(b)(d)	6,880,000	6,880,000
Series PT 15B, 1.26% (Liquidity Facility Commerzbank AG) (a)(b)(d)	920,000	920,000
Series ROC II R97, 1.28% (Liquidity Facility Salomon Smith Barney Hldgs., Inc.) (a)(b)(d)	6,145,000	6,145,000
Municipal Securities - continued
	Principal Amount	Value (Note 1)
New York - continued
New York State Pwr. Auth. & Gen. Purp. Rev.:
Series 1:
1.15% 4/8/02, CP	$ 4,000,000	$ 4,000,000
1.25% 3/11/02, CP	1,000,000	1,000,000
1.25% 4/11/02, CP	34,000,000	34,000,000
1.45% 2/1/02, CP	3,750,000	3,750,000
Series 2, 1.4% 2/14/02, CP	40,200,000	40,200,000
Series 8, 1.2% 3/11/02, CP	12,500,000	12,500,000
New York State Thruway Auth.:
1.2% 3/6/02, CP	28,000,000	28,000,000
1.25% 4/11/02, CP	14,600,000	14,600,000
New York State Thruway Auth. Gen. Rev. Participating VRDN Series SGA 66, 1.35% (Liquidity Facility Societe Generale) (a)(d)	3,900,000	3,900,000
New York State Thruway Auth. Hwy. & Bridge Trust Fund Bonds:
Series 2001 A, 4% 4/1/02	10,000,000	10,012,570
Series PA 682, 1.8%, tender 5/23/02 (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(d)(e)	7,315,000	7,315,000
New York State Thruway Auth. Svc. Contract Rev. Participating VRDN Series EGL 00 3208, 1.23% (Liquidity Facility Citibank NA, New York) (a)(d)	9,950,000	9,950,000
New York State Urban Dev. Corp. Rev. Participating VRDN Series Merlots 00 N, 1.43% (Liquidity Facility First Union Nat'l. Bank, North Carolina) (a)(d)	5,300,000	5,300,000
Niagara Frontier Trans. Auth. Arpt. Rev. Participating VRDN Series Putters 121, 1.31% (Liquidity Facility J.P. Morgan Chase Bank) (a)(b)(d)	3,495,000	3,495,000
Northport-East Northport Union Free School District TAN 3.25% 6/28/02	8,000,000	8,016,634
Oceanside Union Free School District TAN 3% 6/28/02	11,000,000	11,018,101
Onondaga County Indl. Dev. Agcy. Indl. Dev. Rev. (Albany Molecular Research Proj.) 1.25%, LOC Fleet Nat'l. Bank, VRDN (a)(b)	5,700,000	5,700,000
Oswego County Indl. Dev. Agcy. Poll. Cont. Rev. (Philip Morris Co. Proj.) 1.3%, VRDN (a)	9,500,000	9,500,000
Plainview Old Bethpage Central School District TAN 3% 6/27/02	8,000,000	8,013,088
Ravena Coeymans Selkirk Central School District BAN 3% 6/27/02	8,147,350	8,147,350
Riverhead Central School District BAN 3% 10/2/02	11,804,000	11,861,603
Riverhead Indl. Dev. Auth. Indl. Dev. Rev. (Adchem Corp. Facility Proj.) Series 1998, 1.43%, LOC European American Bank Uniondale, VRDN (a)(b)	3,420,000	3,420,000
Municipal Securities - continued
	Principal Amount	Value (Note 1)
New York - continued
Rochester Gen. Oblig.:
Bonds Series 2001 B, 4% 2/15/02 (MBIA Insured)	$ 4,105,000	$ 4,105,989
BAN:
Series II, 3.7% 3/6/02	17,000,000	17,006,843
Series III, 3.25% 10/24/02	21,900,000	22,081,796
RAN Series IV, 3% 6/28/02	21,600,000	21,673,830
Rockville Ctr. Union Free School District TAN 3.25% 6/27/02	7,500,000	7,551,138
Roslyn Union Free School District TAN:
3.125% 6/27/02	7,500,000	7,516,212
3.25% 6/27/02	6,000,000	6,015,890
Saint Lawrence County Indl. Dev. Auth. Envir. Facilities (Aluminum Co. of America Proj.) Series 1998 A, 1.36%, VRDN (a)(b)	6,600,000	6,600,000
Smithtown Central School District TAN 3% 6/25/02	27,100,000	27,145,502
South Huntington Union Free School District TAN 3% 6/28/02	3,000,000	3,004,231
Southampton Union Free School District TAN 3% 6/27/02	10,300,000	10,315,324
Suffolk County Gen. Oblig. TAN Series I, 2.25% 8/15/02	25,000,000	25,103,594
Suffolk County Indl. Dev. Agcy. Civic Facility Rev. (Maryhaven Ctr. of Hope Proj.) Series 1997 A, 1.45%, LOC Key Bank Nat'l. Assoc., VRDN (a)	2,170,000	2,170,000
Syosset Central School District BAN 2.25% 10/15/02	5,500,000	5,530,584
Three Village Central School District TAN 3% 6/28/02	19,000,000	19,032,042
Triborough Bridge & Tunnel Auth. Revs. Participating VRDN:
Series FRRI 00 N15, 1.25% (Liquidity Facility Bank of New York NA) (a)(d)	81,950,000	81,950,000
Series FRRI 00 N17, 1.25% (Liquidity Facility Bank of New York NA) (a)(d)	108,045,000	108,045,001
Ulster County Gen. Oblig. BAN 2.75% 11/21/02	5,149,852	5,182,276
Valley Stream Central High School District TAN 3.25% 6/27/02	5,000,000	5,014,157
West Babylon Union Free School District BAN 1.75% 8/9/02 (f)	3,000,000	3,005,250
Westchester County Indl. Dev. Agcy. Continuing Care Retirement Cmnty. Rev. (Hebrew Hosp.-Westchester Meadows Proj.) Series 2000 B, 1.4%, LOC BNP Paribas SA, VRDN (a)	9,200,000	9,200,000
Wyoming County Indl. Dev. Agcy. Indl. Dev. Rev. (American Precision Proj.) Series 1988 A, 1.4%, LOC HSBC Bank USA, VRDN (a)(b)	200,000	200,000
		2,137,560,422
Municipal Securities - continued
	Principal Amount	Value (Note 1)
New York & New Jersey - 8.9%
Port Auth. New York & New Jersey:
Participating VRDN:
Series Merlots 00 Z, 1.45% (Liquidity Facility First Union Nat'l. Bank, North Carolina) (a)(b)(d)	$ 5,070,000	$ 5,070,000
Series RobIns 10, 1.35% (Liquidity Facility Bank of New York NA) (a)(b)(d)	12,655,000	12,655,000
Series ROC II R42, 1.3% (Liquidity Facility Salomon Smith Barney Hldgs., Inc.) (a)(b)(d)	6,155,000	6,155,000
Series ROC II R95, 1.3% (Liquidity Facility Salomon Smith Barney Hldgs., Inc.) (a)(b)(d)	12,600,000	12,600,000
Series SG 96 52, 1.26% (Liquidity Facility Societe Generale) (a)(b)(d)	3,400,000	3,400,000
Series 1996 1, 1.75%, VRDN (a)	5,000,000	5,000,000
Series 1996 4, 1.75%, VRDN (a)	4,200,000	4,200,000
Series 1997 1C, 1.75%, VRDN (a)	3,800,000	3,800,000
Series 1997 1D, 1.75%, VRDN (a)	4,500,000	4,500,000
Series 1997 2, 1.85%, VRDN (a)(b)	1,600,000	1,600,000
Series 1997 3A, 1.75%, VRDN (a)	10,200,000	10,200,000
Series 1997 3B, 1.75%, VRDN (a)	8,300,000	8,300,000
Series 1997 4A, 1.85%, VRDN (a)(b)	2,300,000	2,300,000
Series 2001 2, 1.85%, VRDN (a)(b)	11,500,000	11,500,000
Series 3, 1.75%, VRDN (a)	6,600,000	6,600,000
Series B:
1.2% 3/7/02, CP	7,010,000	7,010,000
1.4% 2/6/02, CP	955,000	955,000
Port Auth. New York & New Jersey Spl. Oblig. Rev.:
Participating VRDN:
Series LB 00 L17, 1.3% (Liquidity Facility Lehman Brothers, Inc.) (a)(b)(d)	4,700,000	4,700,000
Series Putters 192, 1.33% (Liquidity Facility J.P. Morgan Chase Bank) (a)(b)(d)	19,395,000	19,395,000
Series 1R, 1.6% (BPA Bayerische Landesbank Girozentrale), VRDN (a)(b)	6,300,000	6,300,000
Series 2, 1.65%, VRDN (a)	45,350,000	45,350,000
Series 3, 1.55%, VRDN (a)	21,550,000	21,550,000
Municipal Securities - continued
	Principal Amount	Value (Note 1)
New York & New Jersey - continued
Port Auth. New York & New Jersey Spl. Oblig. Rev.: - continued
Series 5, 1.55%, VRDN (a)	$ 6,800,000	$ 6,800,000
Series 6, 1.75%, VRDN (a)(b)	9,200,000	9,200,000
		219,140,000
TOTAL INVESTMENT PORTFOLIO - 95.6%	2,356,700,422
NET OTHER ASSETS - 4.4%	108,801,930
NET ASSETS - 100%	$ 2,465,502,352
Total Cost for Income Tax Purposes $ 2,356,700,422
Security Type Abbreviations
BAN - BOND ANTICIPATION NOTE
CP - COMMERCIAL PAPER
RAN - REVENUE ANTICIPATION NOTE
TAN - TAX ANTICIPATION NOTE
VRDN - VARIABLE RATE DEMAND NOTE
Legend
(a) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(b) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(c) Security collateralized by an amount sufficient to pay interest and principal.
(d) Provides evidence of ownership in one or more underlying municipal bonds.
(e) Restricted securities - Investment in securities not registered under the Securities Act of 1933.
Additional information on each holding is as follows:
Security	Acquisition Date	Cost
New York City Transitional Fin. Auth. Rev. Bonds Series BS 01 116 Class A, 1.3%, tender 3/9/02 (Liquidity Facility Bear Stearns Companies, Inc.)	3/7/01	$ 11,600,000
New York State Envir. Facilities Corp. Clean Wtr. & Drinking Wtr. Rev. Bonds Series PT 409, 1.8%, tender 5/23/02 (Liquidity Facility Merrill Lynch & Co., Inc.)	8/31/00 - 11/6/01	$ 9,170,000
New York State Mtg. Agcy. Rev. Bonds Series PA 691R, 1.85%, tender 5/23/02 (Liquidity Facility Merrill Lynch & Co., Inc.)	6/1/00	$ 6,790,000
New York State Mtg. Agcy. Rev. Bonds Series PT 108, 1.85%, tender 5/23/02 (Liquidity Facility Banco Santander Central Hispano SA)	8/31/00	$ 2,010,000
New York State Mtg. Agcy. Rev. Bonds Series PT 289, 1.92%, tender 5/16/02 (Liquidity Facility Landesbank Hessen-Thuringen)	8/31/00	$ 7,400,000
New York State Mtg. Agcy. Rev. Bonds Series PT 343, 1.92%, tender 5/16/02 (Liquidity Facility Bayerische Hypo-und Vereinsbank AG)	8/31/00	$ 6,745,000
New York State Thruway Auth. Hwy. & Bridge Trust Fund Bonds Series PA 682, 1.8%, tender 5/23/02 (Liquidity Facility Merrill Lynch & Co., Inc.)	5/17/00	$ 7,315,000
(f) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
Other Information

The fund invested in securities that are not registered under the Securities Act of 1933. At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $51,030,000 or 2.1% of net assets.

Income Tax Information

During the fiscal year ended January 31, 2002, 100.00% of the fund's income dividends was free from federal income tax, and 19.40% of the fund's income dividends was subject to the federal alternative minimum tax (unaudited). The fund will notify shareholders in January 2003 of amounts for use in preparing 2002 income tax returns.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity New York Municipal Money Market Fund

Financial Statements

Statement of Assets and Liabilities

	January 31, 2002
Assets
Investment in securities, at value - See accompanying schedule		$ 2,356,700,422
Cash		66,248,415
Receivable for investments sold		16,709,285
Receivable for fund shares sold		37,566,914
Interest receivable		11,241,855
Other receivables		100,483
Total assets		2,488,567,374
Liabilities
Payable for investments purchased on a delayed delivery basis	$ 3,005,250
Payable for fund shares redeemed	18,935,982
Distributions payable	32,713
Accrued management fee	761,291
Other payables and accrued expenses	329,786
Total liabilities		23,065,022
Net Assets		$ 2,465,502,352
Net Assets consist of:
Paid in capital		$ 2,465,193,234
Accumulated net realized gain (loss) on investments		309,118
Net Assets, for 2,465,045,709 shares outstanding		$ 2,465,502,352
Net Asset Value, offering price and redemption price per share ($2,465,502,352 ÷ 2,465,045,709 shares)		$1.00

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity New York Municipal Money Market Fund
Financial Statements - continued

Statement of Operations

	Year ended January 31, 2002
Investment Income Interest		$ 54,931,072
Expenses
Management fee	$ 8,083,901
Transfer agent fees	2,516,155
Accounting fees and expenses	230,078
Non-interested trustees' compensation	7,249
Custodian fees and expenses	39,418
Registration fees	80,418
Audit	32,555
Legal	10,652
Miscellaneous	222,271
Total expenses before reductions	11,222,697
Expense reductions	(914,344)	10,308,353
Net investment income		44,622,719
Net Realized Gain (Loss) on Investment Securities		400,634
Net increase in net assets resulting from operations		$ 45,023,353

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity New York Municipal Money Market Fund
Financial Statements - continued

Statement of Changes in Net Assets

	Year ended January 31, 2002	Year ended January 31, 2001
Increase (Decrease) in Net Assets
Operations Net investment income	$ 44,622,719	$ 60,403,943
Net realized gain (loss)	400,634	1,523
Net increase (decrease) in net assets resulting from operations	45,023,353	60,405,466
Distributions to shareholders from net investment income	(44,622,719)	(60,403,943)
Share transactions at net asset value of $1.00 per share Proceeds from sales of shares	5,516,724,748	5,860,125,458
Reinvestment of distributions from net investment income	44,037,334	59,356,038
Cost of shares redeemed	(5,049,140,390)	(5,531,238,607)
Net increase (decrease) in net assets and shares resulting from share transactions	511,621,692	388,242,889
Total increase (decrease) in net assets	512,022,326	388,244,412
Net Assets
Beginning of period	1,953,480,026	1,565,235,614
End of period	$ 2,465,502,352	$ 1,953,480,026

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights

Years ended January 31,	2002	2001	2000	1999	1998
Selected Per-Share Data
Net asset value, beginning of period	$ 1.000	$ 1.000	$ 1.000	$ 1.000	$ 1.000
Income from Investment Operations Net investment income	.021	.035	.027	.029	.031
Less Distributions
From net investment income	(.021)	(.035)	(.027)	(.029)	(.031)
Net asset value, end of period	$ 1.000	$ 1.000	$ 1.000	$ 1.000	$ 1.000
Total Return A	2.14%	3.61%	2.78%	2.91%	3.13%
Ratios to Average Net Assets B
Expenses before expense reductions	.52%	.54%	.56%	.58%	.61%
Expenses net of voluntary waivers, if any	.52%	.54%	.56%	.58%	.61%
Expenses net of all reductions	.48%	.53%	.56%	.58%	.61%
Net investment income	2.09%	3.55%	2.75%	2.86%	3.10%
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,465,502	$ 1,953,480	$ 1,565,236	$ 1,256,404	$ 1,082,642

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Expense ratios reflect operating expenses of the fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the fund during periods when reimbursements or reductions occur. Expenses net of voluntary waivers reflects expenses after reimbursements by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the fund.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended January 31, 2002

1. Significant Accounting Policies.

Spartan New York Municipal Income Fund (the income fund) is a fund of Fidelity New York Municipal Trust. Spartan New York Municipal Money Market Fund and Fidelity New York Municipal Money Market Fund (the money market funds) are funds of Fidelity New York Municipal Trust II. Each trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. Fidelity New York Municipal Trust and Fidelity New York Municipal Trust II (the trusts) are organized as a Massachusetts business trust and a Delaware business trust, respectively. Each fund is authorized to issue an unlimited number of shares. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America which require management to make certain estimates and assumptions at the date of the financial statements. Each fund may be affected by economic and political developments in the state of New York. The following summarizes the significant accounting policies of the income fund and the money market funds:

Security Valuation.

Net asset value per share is calculated as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. In addition, investments in open-end investment companies are valued at their net asset value each business day. The following summarizes the security valuation policies of the funds.

Income Fund. Securities are valued based upon a computerized matrix system and/or appraisals by a pricing service, both of which consider market transactions and dealer-supplied valuations. Securities (including restricted securities) for which quotations are not readily available are valued at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost or original cost plus accrued interest, both of which approximate current value.

Money Market Funds. As permitted under Rule 2a-7 of the 1940 Act, and certain conditions therein, securities are valued initially at cost and thereafter assume a constant amortization to maturity of any discount or premium.

Income Taxes. As a qualified regulated investment company under Subchapter M of the Internal Revenue Code, each fund is not subject to income taxes to the extent that it distributes all of its taxable income for the fiscal year. The schedules of investments include information, if any, regarding income taxes under the caption "Income Tax Information."

Investment Income. Interest income, which includes amortization of premium and accretion of discount on debt securities, as required, is accrued as earned.

Annual Report

Notes to Financial Statements - continued

1. Significant Accounting Policies - continued

Expenses. Most expenses of each trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

Distributions to Shareholders. Dividends are declared daily and paid monthly from net investment income. Distributions to shareholders from realized capital gains on investments, if any, are recorded on the ex-dividend date.

Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments for futures transactions, market discount, capital loss carryforwards, expiring capital loss carryforwards and losses deferred due to futures and excise tax regulations.

In addition, the income fund will treat a portion of the proceeds from shares redeemed as a distribution from net investment income for income tax purposes.

Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital. Temporary book and tax basis differences will reverse in a subsequent period.

As of January 31, 2002, undistributed net income and accumulated loss on a tax basis for the income fund was as follows:

Undistributed ordinary income	$ 5,153,597
Capital loss carryforwards	$ 2,470,637

The tax character of distributions paid by the income fund during the year was as follows:

Ordinary income	$ 59,075,145
Long-term capital gains	-
$ 59,075,145

There were no significant book-to-tax differences for the money market funds.

Short-Term Trading (Redemption) Fees. Shares held in the income fund less than 30 days are subject to a short-term trading fee equal to .50% of the proceeds of the redeemed shares. The fee, which is retained by the fund, is accounted for as an addition to paid in capital.

Security Transactions. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.

Annual Report

Notes to Financial Statements - continued

1. Significant Accounting Policies - continued

Change in Accounting Principle. Effective February 1, 2001, the income fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on all debt securities, as required. The cumulative effect of this accounting change had no impact on total net assets of the fund, but resulted in a $1,216,067 increase to the cost of securities held and a corresponding increase to accumulated net undistributed realized gain (loss), based on securities held by the fund on February 1, 2001.

The effect of this change during the period was to increase net investment income by $590,529; decrease net unrealized appreciation/depreciation by $489,035; and decrease net realized gain (loss) by $101,494. The Statement of Changes in Net Assets and Financial Highlights for prior periods have not been restated to reflect this change in presentation.

2. Operating Policies.

Delayed Delivery Transactions and When-Issued Securities. Each fund may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. During the time a delayed delivery sell is outstanding, the contract is "marked to market" daily and equivalent deliverable securities are held for the transaction. The values of the securities purchased on a delayed delivery or when-issued basis are identified as such in each applicable fund's Schedule of Investments. Each fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, each fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract, or if the issuer does not issue the securities due to political, economic, or other factors.

Futures Contracts. The income fund may use futures contracts to manage its exposure to the bond market and to fluctuations in interest rates. Buying futures tends to increase the fund's exposure to the underlying instrument, while selling futures tends to decrease the fund's exposure to the underlying instrument or hedge other fund investments. Losses may arise from changes in the value of the underlying instruments or if the counterparties do not perform under the contracts' terms. Gains (losses) are realized upon the expiration or closing of the futures contracts. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

Annual Report

Notes to Financial Statements - continued

2. Operating Policies - continued

Restricted Securities. Certain funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included under the captions "Legend" and/or "Other Information" at the end of each applicable fund's Schedule of Investments.

3. Purchases and Sales of Investments.

Information regarding purchases and sales of securities is included under the caption "Other Information" at the end of each applicable fund's Schedule of Investments.

4. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (FMR) and its affiliates provide the funds with investment management related services for which the funds pay a monthly management fee.

The management fee is the sum of an individual fund fee rate and a group fee rate. The individual fund fee rate is applied to each fund's average net assets. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, each fund's annual management fee rate expressed as a percentage of each fund's average net assets, was as follows:

	Individual Rate	Group Rate	Total
Spartan New York Municipal Income Fund	.25%	.13%	.38%
Fidelity New York Municipal Money Market Fund	.25%	.13%	.38%

FMR and its affiliates provide Spartan New York Municipal Money Market Fund with investment management related services for which the fund pays a monthly management fee of .50% of the fund's average net assets. Effective October 31, 2001, FMR voluntarily agreed to reduce the management fee rate from .50% to .43%. FMR pays all other expenses, except the compensation of the non-interested Trustees and certain exceptions such as interest expense. The management fee paid to FMR by the fund is reduced by an amount equal to the fees and expenses paid by the fund to the non-interested Trustees.

FMR also bears the cost of providing shareholder services to Spartan New York Municipal Money Market Fund. To offset the cost of providing these services, FMR or its affiliates collected certain transaction fees from shareholders which amounted to $2,979 for the period. Effective October 31, 2001, these transaction fees were eliminated.

Annual Report

Notes to Financial Statements - continued

4. Fees and Other Transactions with Affiliates - continued

Transfer Agent and Accounting Fees. Citibank, N.A.(Citibank) is the custodian, transfer agent and shareholder servicing agent for the income fund and Fidelity New York Municipal Money Market Fund. Citibank has entered into a sub-contract with Fidelity Service Company, Inc. (FSC), an affiliate of FMR, under which FSC performs the activities associated with the funds' transfer and shareholder servicing agent and accounting functions. The funds pay account fees and asset-based fees that vary according to account size and type of account. FSC pays for typesetting, printing and mailing of all shareholder reports, except proxy statements. The accounting fee is based on the level of average net assets for the month plus out-of-pocket expenses.

For the period, the transfer agent fees were equivalent to the following annual rates expressed as a percentage of average net assets:

Spartan New York Municipal Income Fund	.07%
Fidelity New York Municipal Money Market Fund	.12%

Central Funds. The funds may invest in affiliated Central Funds managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR. The Central Funds are open-end investment companies available only to investment companies and other accounts managed by FMR and its affiliates. The Central Funds seek preservation of capital and current income and do not pay a management fee. Income distributions earned by the funds are recorded as income in the accompanying financial statements. Capital gain distributions earned by the funds are recorded as realized gains on investments in the accompanying financial statements. Distributions from the Central Funds are noted in the table below:

Income Distributions
Spartan New York Municipal Money Market Fund	$ 147,631
Fidelity New York Municipal Money Market Fund	$ 433,540

Annual Report

Notes to Financial Statements - continued

5. Expense Reductions.

FMR agreed to reimburse certain funds to the extent operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, are excluded from this reimbursement. Effective October 25, 2001 FMR agreed to reimburse Spartan New York Municipal Money Market Fund to the extent operating expenses exceeded .40% of average net assets.

	Expense Limitations	Reimbursement from adviser

Spartan New York Municipal Money Market Fund	0.40%	$ 85,069

Through arrangements with the income fund's and Fidelity New York Municipal Money Market Fund's custodian and transfer agent, credits realized as a result of uninvested cash balances were used to reduce fund expenses. These expense reductions are noted in the table below.

	Custody expense reduction	Transfer Agent expense reduction	Accounting expense reduction

Spartan New York Municipal Income Fund	$ 20,581	$ 561,170	$ 60,105
Fidelity New York Municipal Money Market Fund	39,418	874,926	0

In addition, through an arrangement with the Spartan New York Municipal Money Market Fund's custodian and transfer agent, $329,114 of credits realized as a result of uninvested cash balances were used to reduce the fund's expenses.

Annual Report

Independent Auditors' Report

To the Trustees of Fidelity New York Municipal Trust and Fidelity New York Municipal Trust II and Shareholders of Spartan New York Municipal Income Fund, Spartan New York Municipal Money Market Fund and Fidelity New York Municipal Money Market Fund:

We have audited the accompanying statements of assets and liabilities of Spartan New York Municipal Income Fund, (a fund of Fidelity New York Municipal Trust), Spartan New York Municipal Money Market Fund and Fidelity New York Municipal Money Market Fund, (funds of Fidelity New York Municipal Trust II), (the "Funds") including the portfolios of investments, as of January 31, 2002, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of January 31, 2002, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial positions of Spartan New York Municipal Income Fund, Spartan New York Municipal Money Market Fund, and Fidelity New York Municipal Money Market Fund as of January 31, 2002, and the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and their financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

/s/DELOITTE & TOUCHE LLP
DELOITTE & TOUCHE LLP
Boston, Massachusetts
March 1, 2002

Annual Report

Trustees and Officers

The Trustees and executive officers of each trust and fund, as applicable, are listed below. The Board of Trustees governs each fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee each fund's activities, review contractual arrangements with companies that provide services to each fund, and review each fund's performance. Except for William O. McCoy and William S. Stavropoulos, each of the Trustees oversees 262 funds advised by FMR. Mr. McCoy oversees 264 funds advised by FMR and Mr. Stavropoulos oversees 184 funds advised by FMR.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any Special Meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. The executive officers hold office without limit in time, except that any officer may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

The funds' Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-544-8544.

Interested Trustees*:

The business address of each Trustee who is an "interested person" (as defined in the 1940 Act) is 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Edward C. Johnson 3d (71)**

Year of Election or Appointment: 1983 or 1991

Trustee of New York Municipal Trust (1983) and New York Municipal Trust II (1991). President of New York Municipal Money Market, Spartan New York Municipal Money Market, and Spartan New York Municipal Income. Mr. Johnson also serves as President of other Fidelity funds. He is Chief Executive Officer, Chairman, and a Director of FMR Corp.; a Director and Chairman of the Board and of the Executive Committee of FMR; a Director of Fidelity Management & Research (U.K.) Inc.; Chairman and a Director of Fidelity Management & Research (Far East) Inc.; Chairman (1998) and a Director (1997) of Fidelity Investments Money Management, Inc.; and Chairman (2001) and a Director (2000) of FMR Co., Inc.

Abigail P. Johnson (40)**

Year of Election or Appointment: 2001

Senior Vice President of New York Municipal Money Market (2001), Spartan New York Municipal Money Market (2001), and Spartan New York Municipal Income (2001). Ms. Johnson also serves as Senior Vice President of other Fidelity funds (2001). She is President and a Director of FMR (2001), Fidelity Investments Money Management, Inc. (2001), FMR Co., Inc. (2001), and a Director of FMR Corp. Previously, Ms. Johnson managed a number of Fidelity funds.

Peter S. Lynch (59)

Year of Election or Appointment: 1990

Vice Chairman and a Director of FMR, and Vice Chairman (2001) and a Director (2000) of FMR Co., Inc. Prior to May 31, 1990, he was a Director of FMR and Executive Vice President of FMR (a position he held until March 31, 1991), Vice President of Fidelity® Magellan® Fund and FMR Growth Group Leader, and Managing Director of FMR Corp. Mr. Lynch was also Vice President of Fidelity Investments Corporate Services. In addition, he serves as a Trustee of Boston College, Massachusetts Eye & Ear Infirmary, Historic Deerfield, John F. Kennedy Library, and the Museum of Fine Arts of Boston.

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with one or more of each trust, each fund's investment adviser, FMR, and each fund's distribution agent, FDC.

** Edward C. Johnson 3d, Trustee and President of the funds, is Abigail P. Johnson's father.

Annual Report

Trustees and Officers - continued

Non-Interested Trustees:

The business address of each non-interested Trustee (that is, the Trustees other than the Interested Trustees) is Fidelity Investments, P. O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Age; Principal Occupation
J. Michael Cook (59)

Year of Election or Appointment: 2001

Prior to Mr. Cook's retirement in May 1999, he served as Chairman and Chief Executive Officer of Deloitte & Touche LLP (accounting/consulting), Chairman of the Deloitte & Touche Foundation, and a member of the Board of Deloitte Touche Tohmatsu. He currently serves as a Director of AT&T (2001), International Flavors & Fragrances, Inc. (2000), Rockwell Automation International (2000), The Dow Chemical Company (2000), and HCA - The Healthcare Company (1999). He is a Member of the Advisory Board of the Securities Regulation Institute, Chairman Emeritus of the Board of Catalyst (a leading organization for the advancement of women in business), a Director of the STAR Foundation (Society to Advance the Retarded and Handicapped), and is Chairman of the Accountability Advisory Panel to the Comptroller General of the United States. He also serves as a member of the Board of Overseers of the Columbia Business School and a Member of the Advisory Board of the Graduate School of Business of the University of Florida.

Ralph F. Cox (69)

Year of Election or Appointment: 1991

President of RABAR Enterprises (management consulting for the petroleum industry). Prior to February 1994, he was President of Greenhill Petroleum Corporation (petroleum exploration and production). Until March 1990, Mr. Cox was President and Chief Operating Officer of Union Pacific Resources Company (exploration and production). He is a Director of Waste Management Inc. (non-hazardous waste), CH2M Hill Companies (engineering), and Abraxas Petroleum (petroleum exploration and production, 1999). In addition, he is a member of advisory boards of Texas A&M University and the University of Texas at Austin.

Phyllis Burke Davis (70)

Year of Election or Appointment: 1992

Mrs. Davis is retired from Avon Products, Inc. (cosmetics) where she held various positions including Senior Vice President of Corporate Affairs and Group Vice President of U.S. product marketing, sales, distribution, and manufacturing. Previously, she served as a Director of BellSouth Corporation (telecommunications), Eaton Corporation (industrial conglomerate), the TJX Companies, Inc. (retail stores), Hallmark Cards, Inc., Nabisco Brands, Inc., and Standard Brands, Inc. In addition, she is a member of the Board of Directors of the Southampton Hospital in Southampton, N.Y. (1998).

Robert M. Gates (58)

Year of Election or Appointment: 1997

Consultant, educator, and lecturer. Mr. Gates was Director of the Central Intelligence Agency (CIA) from 1991 to 1993. From 1989 to 1991, Mr. Gates served as Assistant to the President of the United States and Deputy National Security Advisor. Mr. Gates is a Director of Charles Stark Draper Laboratory (non-profit), NACCO Industries, Inc. (mining and manufacturing), TRW Inc. (automotive, space, defense, and information technology), and Parker Drilling Co., Inc. (drilling and rental tools for the energy industry, 2001). He also serves as a member of the Advisory Board of VoteHere.net (secure internet voting, 2001). Previously, Mr. Gates served as a Director of LucasVarity PLC (automotive components and diesel engines) and Dean of the George Bush School of Government and Public Service at Texas A&M University (1999-2001). Mr. Gates also is a Trustee of the Forum for International Policy.

Donald J. Kirk (69)

Year of Election or Appointment: 1987

Vice Chairman of the Public Oversight Board of the American Institute of Certified Public Accountants' SEC Practice Section, a Public Governor of the National Association of Securities Dealers, Inc. (1996), and of the American Stock Exchange (2001), a Director and former Chairman of the Board of Directors of National Arts Stabilization Inc., a Trustee and former Chairman of the Board of Trustees of the Greenwich Hospital Association, and a Director of the Yale-New Haven Health Services Corp. (1998). Mr. Kirk was an Executive-in-Residence (1995-2000) and a Professor (1987-1995) at Columbia University Graduate School of Business. Prior to 1987, he was Chairman of the Financial Accounting Standards Board. Previously, Mr. Kirk served as a Director of General Re Corporation (reinsurance, 1987-1998) and as a Director of Valuation Research Corp. (appraisals and valuations).

Marie L. Knowles (55)

Year of Election or Appointment: 2001

Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company. She served as a Director of ARCO from 1996 to 1998. She currently serves as a Director of Phelps Dodge Corporation (copper mining and manufacturing), URS Corporation (multidisciplinary engineering, 1999), and America West Holdings Corporation (aviation and travel services, 1999) and previously served as a Director of ARCO Chemical Corporation and Vastar Resources, Inc. Ms. Knowles is a Trustee of the Brookings Institution and serves as a member of the Advisory Board for the School of Engineering of the University of Southern California.

Ned C. Lautenbach (57)

Year of Election or Appointment: 2000

Partner of Clayton, Dubilier & Rice, Inc. (private equity investment firm) since September 1998. Previously, Mr. Lautenbach was with the International Business Machines Corporation ("IBM") from 1968 until his retirement in 1998. He was most recently Senior Vice President and Group Executive of Worldwide Sales and Services. From 1993 to 1995, he was Chairman of IBM World Trade Corporation, and from 1994 to 1998 was a member of IBM's Corporate Executive Committee. Mr. Lautenbach serves as Chairman and Chief Executive Officer (1999) and as a Director (1998) of Acterna Corporation (telecommunications testing and management). He is also Co-Chairman and a Director of Covansys, Inc. (global provider of business and technology solutions, 2000). In addition, he is a Director of Eaton Corporation (industrial conglomerate, 1997), Axcelis Technologies (semiconductors, 2000), and the Philharmonic Center for the Arts in Naples, Florida (1999). He also serves on the Board of Trustees of Fairfield University and is a member of the Council on Foreign Relations.

Marvin L. Mann (68)

Year of Election or Appointment: 1993

Chairman of the non-interested Trustees (2001), Chairman Emeritus of Lexmark International, Inc. (computer peripherals) where he remains a member of the Board. Prior to 1991, he held the positions of Vice President of IBM and President and General Manager of various IBM divisions and subsidiaries. Mr. Mann is a Director of Imation Corp. (imaging and information storage, 1997). He is also a Board member of Acterna Corporation (telecommunications testing and management, 1999).

William O. McCoy (68)

Year of Election or Appointment: 1997

Prior to his retirement in December 1994, Mr. McCoy was Vice Chairman of the Board of BellSouth Corporation (telecommunications) and President of BellSouth Enterprises. He is currently a Director of Liberty Corporation (holding company), Duke Realty Corporation (real estate), Progress Energy, Inc. (electric utility, 1996), and Acterna Corporation (telecommunications testing and management, 1999). He is also a partner of Franklin Street Partners (private investment management firm, 1997) and a member of the Research Triangle Foundation Board. In addition, Mr. McCoy served as the Interim Chancellor (1999-2000) and a member of the Board of Visitors (1994-1998) for the University of North Carolina at Chapel Hill and currently serves on the Board of Directors of the University of North Carolina Health Care System and the Board of Visitors of the Kenan-Flagler Business School (University of North Carolina at Chapel Hill). He also served as Vice President of Finance for the University of North Carolina (16-school system, 1995-1998).

William S. Stavropoulos (62)

Year of Election or Appointment: 2001

Mr. Stavropoulos also serves as a Trustee (2001) or Member of the Advisory Board (2000) of other investment companies advised by FMR. He is Chairman of the Board and Chairman of the Executive Committee (2000) and a Director of The Dow Chemical Company. Since joining The Dow Chemical Company in 1967, Mr. Stavropoulos served in numerous senior management positions, including President (1993-2000) and Chief Executive Officer (1995-2000). Currently, he is a Director of NCR Corporation (data warehousing and technology solutions, 1997), BellSouth Corporation (telecommunications, 1997), and the Chemical Financial Corporation. He also serves as a member of the Board of Trustees of the American Enterprise Institute for Public Policy Research and Fordham University. In addition, Mr. Stavropoulos is a member of the American Chemical Society, The Business Council, J.P. Morgan International Council, World Business Council for Sustainable Development, and the University of Notre Dame Advisory Council for the College of Science.

Annual Report

Trustees and Officers - continued

Executive Officers:

The business address of each executive officer is 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Dwight D. Churchill (48)

Year of Election or Appointment: 1997 or 2000

Vice President of New York Municipal Money Market (2000), Spartan New York Municipal Money Market (2000), and Spartan New York Municipal Income (1997). He serves as Head of Fidelity's Fixed-Income Division (2000), Vice President of Fidelity's Money Market Funds (2000), Vice President of Fidelity's Bond Funds (1997), and Senior Vice President of FIMM (2000), and FMR (1997). Mr. Churchill joined Fidelity in 1993 as Vice President and Group Leader of Taxable Fixed-Income Investments.

Boyce I. Greer (45)

Year of Election or Appointment: 1997

Vice President of New York Municipal Money Market and Spartan New York Municipal Money Market. He serves as Executive Vice President of Fidelity's Fixed-Income Division (2000), Vice President and Group Leader of Fidelity's Money Market Funds (1997), Senior Vice President of FMR (1997), and Vice President of FIMM (1998). Previously, Mr. Greer served as Vice President and Group Leader of Fidelity's Municipal Fixed-Income Investments (1995-1997) and Vice President and Group Leader of Fidelity's Municipal Bond Funds (2000).

David L. Murphy (54)

Year of Election or Appointment: 2001

Vice President of Spartan New York Municipal Income. He serves as Senior Vice President (2000) and Bond Group Leader (2000) of Fidelity's Fixed-Income Division, and Vice President of Fidelity's Municipal Bond Funds (2001) and Fidelity's Taxable Bond Funds (2000). Mr. Murphy is also Vice President of FIMM (2000) and FMR (1998). Mr. Murphy joined Fidelity in 1989 as a portfolio manager in the Bond Group.

George A. Fischer (40)

Year of Election or Appointment: 2000

Vice President of Spartan New York Municipal Income and other funds advised by FMR. Prior to assuming his current responsibilities, Mr. Fischer managed a variety of Fidelity funds.

Eric D. Roiter (53)

Year of Election or Appointment: 1998

Secretary of New York Municipal Money Market, Spartan New York Municipal Money Market, and Spartan New York Municipal Income. He also serves as Secretary of other Fidelity funds (1998); Vice President, General Counsel, and Clerk of FMR Co., Inc. (2001) and FMR (1998); Vice President and Clerk of FDC (1998); Secretary of Fidelity Southwest Company (1998); Assistant Clerk of Fidelity Management & Research (U.K.) Inc. (2001) and Fidelity Management & Research (Far East) Inc. (2001); and Assistant Secretary of Fidelity Investments Money Management Inc. (2001). Prior to joining Fidelity, Mr. Roiter was with the law firm of Debevoise & Plimpton, as an associate (1981-1984) and as a partner (1985-1997), and served as an Assistant General Counsel of the U.S. Securities and Exchange Commission (1979-1981). Mr. Roiter was an Adjunct Member, Faculty of Law, at Columbia University Law School (1996-1997).

Robert A. Dwight (43)

Year of Election or Appointment: 2000

Treasurer of New York Municipal Money Market, Spartan New York Municipal Money Market, and Spartan New York Municipal Income. Mr. Dwight also serves as Treasurer of other Fidelity funds (2000) and Vice President of FMR (2000). Prior to becoming Treasurer of the Fidelity funds, he served as President of Fidelity Accounting and Custody Services (FACS). He also served as Vice President of FMR Co., Inc. (2001). Before joining Fidelity, Mr. Dwight was Senior Vice President of fund accounting operations for The Boston Company.

Maria F. Dwyer (43)

Year of Election or Appointment: 2000

Deputy Treasurer of New York Municipal Money Market, Spartan New York Municipal Money Market, and Spartan New York Municipal Income. She also serves as Deputy Treasurer of other Fidelity funds (2000) and is a Vice President (1999) and an employee (1996) of FMR. Prior to joining Fidelity, Ms. Dwyer served as Director of Compliance for MFS Investment Management.

Stanley N. Griffith (55)

Year of Election or Appointment: 1998

Assistant Vice President of New York Municipal Money Market, Spartan New York Municipal Money Market, and Spartan New York Municipal Income. Mr. Griffith is Assistant Vice President of Fidelity's Fixed-Income Funds (1998), Assistant Secretary of FIMM (1998), Vice President of Fidelity Investments' Fixed-Income Division (1998), and is an employee of FMR.

John H. Costello (55)

Year of Election or Appointment: 1986 or 1990

Assistant Treasurer of New York Municipal Money Market (1986), Spartan New York Municipal Money Market (1990), and Spartan New York Municipal Income (1986). Mr. Costello also serves as Assistant Treasurer of other Fidelity funds and is an employee of FMR.

Paul F. Maloney (52)

Year of Election or Appointment: 2001

Assistant Treasurer of New York Municipal Money Market, Spartan New York Municipal Money Market, and Spartan New York Municipal Income. Mr. Maloney also serves as Assistant Treasurer of other Fidelity funds (2001) and is an employee of FMR. Previously, Mr. Maloney served as Vice President of Fidelity Reporting, Accounting and Pricing Services (FRAPS).

Thomas J. Simpson (43)

Year of Election or Appointment: 1996 or 1997

Assistant Treasurer of New York Municipal Money Market (1996), Spartan New York Municipal Money Market (1996), and Spartan New York Municipal Income (1997). Mr. Simpson is Assistant Treasurer of other Fidelity funds (2000) and an employee of FMR (1996). Prior to joining FMR, Mr. Simpson was Vice President and Fund Controller of Liberty Investment Services (1987-1995).

Annual Report

Proxy Voting Results

A special meeting of the shareholders for Spartan New York Municipal Income Fund was held on February 13, 2002. The results of votes taken among shareholders on proposals before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

PROPOSAL 1
To continue the effectiveness of Article VIII, Section 4 of the Declaration of Trust.*
	# of Votes Cast	% of Votes Cast
Affirmative	624,637,584.74	88.455
Against	31,541,899.43	4.466
Abstain	49,986,245.86	7.079
TOTAL	706,165,730.03	100.000
Broker Non-Votes	14,547,216.80
PROPOSAL 2
To authorize the Trustees to adopt an amended and restated Declaration of Trust.*
	# of Votes Cast	% of Votes Cast
Affirmative	609,078,308.06	86.251
Against	50,153,385.59	7.103
Abstain	46,934,036.38	6.646
TOTAL	706,165,730.03	100.000
Broker Non-Votes	14,574,216.80
PROPOSAL 3
To elect the fourteen nominees specified below as Trustees.*
	# of Votes Cast	% of Votes Cast
J. Michael Cook
Affirmative	683,993,978.28	94.902
Withheld	36,745,968.55	5.098
TOTAL	720,739,946.83	100.000
Ralph F. Cox
Affirmative	683,245,973.60	94.798
Withheld	37,493,973.23	5.202
TOTAL	720,739,946.83	100.000
	# of Votes Cast	% of Votes Cast
Phyllis Burke Davis
Affirmative	682,999,172.20	94.764
Withheld	37,740,774.63	5.236
TOTAL	720,739,946.83	100.000
Robert M. Gates
Affirmative	683,529,107.54	94.837
Withheld	37,210,839.29	5.163
TOTAL	720,739,946.83	100.000
Abigail P. Johnson
Affirmative	684,089,956.12	94.915
Withheld	36,649,990.71	5.085
TOTAL	720,739,946.83	100.000
Edward C. Johnson 3d
Affirmative	683,992,695.18	94.901
Withheld	36,747,251.65	5.099
TOTAL	720,739,946.83	100.000
Donald J. Kirk
Affirmative	684,424,631.69	94.961
Withheld	36,315,315.14	5.039
TOTAL	720,739,946.83	100.000
Marie L. Knowles
Affirmative	684,367,873.79	94.954
Withheld	36,372,073.04	5.046
TOTAL	720,739,946.83	100.000
Ned C. Lautenbach
Affirmative	685,176,030.16	95.066
Withheld	35,563,916.67	4.934
TOTAL	720,739,946.83	100.000
Peter S. Lynch
Affirmative	684,940,587.11	95.033
Withheld	35,799,359.72	4.967
TOTAL	720,739,946.83	100.000
Marvin L. Mann
Affirmative	684,171,369.31	94.926
Withheld	36,568,577.52	5.074
TOTAL	720,739,946.83	100.000
	# of Votes Cast	% of Votes Cast
William O. McCoy
Affirmative	684,275,147.28	94.941
Withheld	36,464,799.55	5.059
TOTAL	720,739,946.83	100.000
William S. Stavropoulos
Affirmative	683,662,030.27	94.856
Withheld	37,077,916.56	5.144
TOTAL	720,739,946.83	100.000
PROPOSAL 4
To amend the fund's fundamental investment limitation concerning underwriting.
	# of Votes Cast	% of Votes Cast
Affirmative	582,826,393.72	82.534
Against	60,782,915.80	8.607
Abstain	62,556,420.51	8.859
TOTAL	706,165,730.03	100.000
Broker Non-Votes	14,574,216.80
PROPOSAL 5
To amend the fund's fundamental investment limitation concerning lending.
	# of Votes Cast	% of Votes Cast
Affirmative	576,429,422.40	81.628
Against	67,045,691.65	9.494
Abstain	62,690,615.98	8.878
TOTAL	706,165,730.03	100.000
Broker Non-Votes	14,574,216.80

*Denotes trust-wide proposals and voting results.

Annual Report

Managing Your Investments

Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

By Phone

Fidelity Automated Service Telephone provides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

(phone_graphic)

Fidelity Automated
Service Telephone (FAST®)
1-800-544-5555

Press

1   For mutual fund and brokerage trading.

2   For quotes.*

3   For account balances and holdings.

4   To review orders and mutual
fund activity.

5   To change your PIN.

*0   To speak to a Fidelity representative.

By PC

Fidelity's web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

(computer_graphic)

Fidelity's Web Site
www.fidelity.com

If you are not currently on the Internet, call EarthLink Sprint at 1-800-288-2967, and be sure to ask for registration number SMD004 to receive a special Fidelity package that includes 30 days of free Internet access. EarthLink is North America's #1 independent Internet access provider.

(computer_graphic)

Fidelity On-line Xpress+®

Fidelity On-line Xpress+ software for Windows combines comprehensive portfolio management capabilities, securities trading and access to research and analysis tools . . . all on your desktop. Call Fidelity at 1-800-544-0240 or visit our web site for more information on how to manage your investments via your PC.

* When you call the quotes line, please remember that a fund's yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guaranteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains, and the effects of any sales charges.

Annual Report

To Write Fidelity

If more than one address is listed, please locate the address that is closest to you. We'll give your correspondence immediate attention and send you written confirmation upon completion of your request.

(letter_graphic)

Making Changes
To Your Account

(such as changing name, address, bank, etc.)

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0002

(letter_graphic)

For Non-Retirement
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Buying shares

Fidelity Investments
P.O. Box 770001
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Overnight Express
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Fidelity Investments
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Overnight Express
Fidelity Investments
Attn: Redemptions - CP6I

400 East Las Colinas Blvd.
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General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

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For Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Selling shares

Fidelity Investments
P.O. Box 660602
Dallas, TX 75266-0602

Overnight Express
Fidelity Investments
Attn: Redemptions - CP5L

400 East Las Colinas Blvd.
Irving, TX 75039-5587

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

Annual Report

Investment Adviser

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Company

Boston, MA

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The Fidelity Telephone Connection

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